UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® International
Enhanced Index Fund

November 30, 2008

1.870941.100

IEI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
Australia - 5.2%
Amcor Ltd.	6,600	$ 25,653
ASX Ltd.	806	16,245
Australia & New Zealand Banking Group Ltd.	271	2,629
Babcock & Brown Ltd.	2,620	429
Bendigo & Adelaide Bank Ltd.	520	3,783
BHP Billiton Ltd.	4,919	98,600
Billabong International Ltd.	550	3,821
Coca-Cola Amatil Ltd.	2,477	14,044
Cochlear Ltd.	220	7,971
Commonwealth Bank of Australia	1,582	35,349
Computershare Ltd.	3,385	14,621
CSL Ltd.	705	16,035
DEXUS Property Group unit	7,260	3,950
Fosters Group Ltd.	2,900	10,416
Incitec Pivot Ltd.	4,540	7,886
Leighton Holdings Ltd.	463	7,384
Macquarie Group Ltd.	594	11,563
Metcash Ltd.	3,040	7,910
National Australia Bank Ltd.	760	9,963
Newcrest Mining Ltd.	1,753	28,208
Origin Energy Ltd.	1,675	17,566
Qantas Airways Ltd.	13,496	20,523
QBE Insurance Group Ltd.	1,080	16,812
Rio Tinto Ltd.	348	10,629
Santos Ltd.	1,235	12,223
Telstra Corp. Ltd.	13,044	34,712
Toll Holdings Ltd.	39	148
Virgin Blue Holdings Ltd.	2,200	461
Westpac Banking Corp.	294	3,447
Westpac Banking Corp. (a)	1,257	14,624
Woodside Petroleum Ltd.	1,087	25,685
Woolworths Ltd.	3,049	53,559
TOTAL AUSTRALIA		536,849
Austria - 0.5%
Erste Bank AG	754	17,293
Immoeast AG (a)	792	325
OMV AG	170	4,311
Raiffeisen International Bank-Holding AG	317	8,881
Vienna Insurance Group	459	12,767
voestalpine AG	251	5,335
TOTAL AUSTRIA		48,912
Belgium - 0.9%
Belgacom SA	135	4,896
Colruyt NV	145	31,323
Compagnie Nationale A Portefeuille (CNP)	74	3,823
Fortis	772	734
Fortis rights 12/31/49 (a)	772	0

	Shares	Value
KBC Groupe SA	228	$ 6,939
Mobistar SA	403	27,661
UCB SA	432	12,994
Umicore SA	347	6,282
TOTAL BELGIUM		94,652
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	7,000	27,096
Chinese Estates Holdings Ltd.	4,000	2,947
TOTAL BERMUDA		30,043
Cayman Islands - 0.0%
Hutchison Telecommunications International Ltd.	4,000	1,115
China - 0.3%
China Citic Bank Corp. Ltd. Class H	27,900	9,288
Tencent Holdings Ltd.	3,800	20,838
TOTAL CHINA		30,126
Denmark - 1.6%
Coloplast AS Series B	300	18,018
DSV de Sammensluttede Vognmaend AS	2,075	22,690
East Asiatic Co. Ltd.	550	17,789
Novo Nordisk AS Series B	1,050	53,939
Novozymes AS Series B	380	26,865
Sydbank AS	550	6,153
Vestas Wind Systems AS (a)	450	20,410
TOTAL DENMARK		165,864
Finland - 1.4%
Fortum Oyj	589	11,843
KCI Konecranes Oyj	863	12,828
Nokia Corp.	4,531	64,231
Orion Oyj (B Shares)	1,330	19,500
Outokumpu Oyj (A Shares)	712	7,190
Rautaruukki Oyj (K Shares)	688	10,526
Wartsila Corp.	563	13,213
TOTAL FINLAND		139,331
France - 9.8%
Accor SA	512	19,773
Aeroports de Paris	349	19,917
Alstom SA	355	19,035
Atos Origin SA	100	2,217
AXA SA	1,242	23,615
BNP Paribas SA	894	49,567
Carrefour SA	128	4,853
Casino Guichard Perrachon et Compagnie	332	20,339
CNP Assurances	105	6,779
Credit Agricole SA	1,960	21,913
Dassault Systemes SA	572	22,226
Essilor International SA	700	28,109
Eurazeo SA	121	6,294
Common Stocks - continued
	Shares	Value
France - continued
France Telecom SA	3,590	$ 92,401
GDF Suez	1,877	75,500
Groupe Danone	120	6,920
Hermes International SA	37	4,678
Klepierre SA	596	12,126
L'Air Liquide SA	169	14,421
L'Oreal SA	306	24,812
Lafarge SA (Bearer)	155	8,574
Legrand SA	1,275	20,236
PagesJaunes Groupe SA	1,573	14,497
Peugeot Citroen SA	596	10,848
Sanofi-Aventis	1,617	89,437
Schneider Electric SA	230	14,528
SCOR SE	1,741	34,175
Societe Des Autoroutes Paris-Rhin-Rhone	257	16,953
Societe Generale Series A	228	9,779
Suez Environnement SA (a)	185	3,189
Technip SA	555	16,996
Total SA Series B	2,394	125,840
Unibail-Rodamco	299	40,200
Vallourec SA	265	28,305
Veolia Environnement	180	4,513
VINCI SA	401	16,190
Vivendi	2,305	65,499
Zodiac SA	260	9,284
TOTAL FRANCE		1,004,538
Germany - 7.4%
Adidas-Salomon AG	383	11,980
Allianz AG (Reg.)	410	34,190
Altana AG	1,107	18,474
BASF AG	1,857	59,605
Bayer AG	1,210	62,945
Bilfinger Berger AG	359	14,755
Commerzbank AG	1,115	10,287
Daimler AG (Reg.)	1,411	44,486
Deutsche Bank AG	208	7,442
Deutsche Boerse AG	477	34,293
Deutsche Postbank AG	317	6,506
Deutsche Telekom AG (Reg.)	2,029	28,256
E.ON AG	2,257	79,457
GEA Group AG	427	6,634
K&S AG	175	7,891
Linde AG	230	16,891
MAN AG	327	14,907
Merck KGaA	196	16,515
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	486	66,474
RWE AG	860	72,671
Salzgitter AG	220	15,288
SAP AG	138	4,736

	Shares	Value
Siemens AG (Reg.)	1,094	$ 65,850
Thyssenkrupp AG	460	9,388
TUI AG	812	9,101
Volkswagen AG	60	21,509
Wacker Chemie AG	225	22,828
TOTAL GERMANY		763,359
Greece - 0.7%
Alpha Bank AE	859	8,787
Greek Organization of Football Prognostics SA	899	22,276
National Bank of Greece SA	898	17,290
Piraeus Bank SA	910	8,982
Public Power Corp. of Greece	710	10,459
TOTAL GREECE		67,794
Hong Kong - 1.7%
Bank of East Asia Ltd.	4,800	10,405
BOC Hong Kong Holdings Ltd.	17,000	19,566
CLP Holdings Ltd.	5,000	35,483
Esprit Holdings Ltd.	4,800	22,606
Hang Seng Bank Ltd.	2,900	37,007
Hong Kong Exchanges & Clearing Ltd.	1,000	7,871
Hutchison Whampoa Ltd.	3,000	14,886
Sun Hung Kai Properties Ltd.	2,495	19,750
Wharf Holdings Ltd.	5,000	11,871
TOTAL HONG KONG		179,445
Ireland - 0.2%
Elan Corp. PLC (a)	120	748
Paddy Power PLC (Ireland)	848	14,955
TOTAL IRELAND		15,703
Italy - 2.2%
A2A SpA	6,418	11,249
Assicurazioni Generali SpA	1,059	25,588
Banca Carige SpA	9,787	21,839
Enel SpA	1,516	9,487
ENI SpA	1,805	40,990
Fiat SpA	1,887	13,932
Intesa Sanpaolo SpA	6,716	20,239
Mediaset SpA	4,292	23,250
Mediobanca SpA	3,569	36,829
Telecom Italia SpA	806	1,098
UniCredit SpA	4,989	11,413
Unipol Gruppo Finanziario SpA	9,926	14,308
TOTAL ITALY		230,222
Japan - 21.8%
Aisin Seiki Co. Ltd.	800	10,572
Alfresa Holdings Corp.	300	13,184
Asahi Glass Co. Ltd.	3,000	16,825
Asics Corp.	3,000	18,112
Astellas Pharma, Inc.	1,500	61,055
Canon, Inc.	1,500	45,264
Common Stocks - continued
	Shares	Value
Japan - continued
Central Japan Ry Co.	7	$ 59,182
Chuo Mitsui Trust Holdings, Inc.	7,000	26,148
Daiichi Sankyo Co. Ltd.	1,000	20,247
Denso Corp.	800	13,209
East Japan Railway Co.	2	15,381
Eisai Co. Ltd.	1,000	33,797
Electric Power Development Co. Ltd.	500	17,422
Fujifilm Holdings Corp.	1,400	34,261
Furukawa Electric Co. Ltd.	8,000	30,637
Hitachi Cable Ltd.	7,000	13,843
Hitachi Ltd.	9,000	41,833
Hokkaido Electric Power Co., Inc.	300	7,000
Hokuhoku Financial Group, Inc.	9,000	18,646
Honda Motor Co. Ltd.	1,800	40,305
Inpex Corp.	6	38,422
Isetan Mitsukoshi Holdings Ltd.	1,400	10,269
Itochu Corp.	6,000	30,323
Japan Tobacco, Inc.	3	10,987
JFE Holdings, Inc.	1,200	29,068
Jupiter Telecommunications Co.	15	11,552
Kansai Electric Power Co., Inc.	1,400	37,868
Kao Corp.	700	19,996
KDDI Corp.	9	58,387
Konami Corp.	800	18,081
Kyushu Electric Power Co., Inc.	1,600	37,752
Lawson, Inc.	700	35,011
Leopalace21 Corp.	700	6,563
Makita Corp.	900	17,422
Matsushita Electric Industrial Co. Ltd.	3,000	36,429
Matsushita Electric Works Coltd(OLD)	3,000	24,516
Mitsubishi Corp.	1,100	13,639
Mitsubishi Electric Corp.	6,000	32,144
Mitsubishi Materials Corp.	3,000	6,027
Mitsubishi UFJ Financial Group, Inc.	14,700	81,631
Mitsubishi UFJ Lease & Finance Co. Ltd.	950	15,795
Mitsui & Co. Ltd.	3,000	26,556
Mitsui O.S.K. Lines Ltd.	3,000	15,915
Mizuho Financial Group, Inc.	15	38,924
Nidec Corp.	300	15,005
Nikon Corp.	3,000	33,776
Nintendo Co. Ltd.	150	46,608
Nippon Electric Glass Co. Ltd.	3,000	17,108
Nippon Mining Holdings, Inc.	1,500	4,410
Nippon Oil Corp.	4,000	14,984
Nippon Telegraph & Telephone Corp.	14	61,651
Nomura Real Estate Holdings, Inc.	1,500	22,366
NTT Data Corp.	7	25,196
NTT DoCoMo, Inc.	18	30,109
Omron Corp.	500	6,508
ORIX Corp.	380	23,459
Osaka Gas Co. Ltd.	2,000	7,597
Resona Holdings, Inc.	25	34,791

	Shares	Value
Sankyo Co. Ltd. (Gunma)	400	$ 21,806
Seiko Epson Corp.	300	4,316
Sekisui Chemical Co. Ltd.	3,000	16,606
Seven & I Holdings Co. Ltd.	1,000	28,252
Shikoku Electric Power Co., Inc.	900	27,734
SHIMANO, Inc.	600	22,225
Shin-Etsu Chemical Co. Ltd.	900	34,279
Shiseido Co. Ltd.	1,400	25,987
Showa Denko KK	7,000	10,254
Sompo Japan Insurance, Inc.	3,000	17,328
Sony Corp.	1,000	19,452
Sumitomo Corp.	4,300	37,704
Sumitomo Electric Industries Ltd.	3,900	29,382
Sumitomo Heavy Industries Ltd.	4,000	14,942
Sumitomo Mitsui Financial Group, Inc.	12	43,319
Suzuki Motor Corp.	2,700	36,360
Takeda Pharmaceutical Co. Ltd.	1,500	72,355
TDK Corp.	300	10,139
Tokai Rika Co. Ltd.	400	3,792
Tokio Marine Holdings, Inc.	400	9,780
Tokyo Electric Power Co.	400	11,866
Tokyu Land Corp.	3,000	8,319
Toshiba Corp.	3,000	10,924
Toyo Suisan Kaisha Ltd.	1,500	35,001
Toyota Motor Corp.	3,500	112,191
Yamazaki Baking Co. Ltd.	3,000	39,803
TOTAL JAPAN		2,237,884
Luxembourg - 0.3%
ArcelorMittal SA (France)	943	22,731
SES SA FDR (France) unit	736	12,940
TOTAL LUXEMBOURG		35,671
Netherlands - 2.2%
Akzo Nobel NV	372	12,722
EADS NV	1,712	27,254
Heineken Holding NV (A Shares)	935	24,306
ING Groep NV (Certificaten Van Aandelen)	1,057	8,926
Koninklijke Ahold NV	4,406	49,145
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen) unit	450	12,883
Koninklijke KPN NV	290	4,008
Koninklijke Philips Electronics NV	258	4,213
Reed Elsevier NV	2,410	28,509
Royal DSM NV	884	20,507
Unilever NV (Certificaten Van Aandelen)	1,259	29,406
TOTAL NETHERLANDS		221,879
New Zealand - 0.0%
Sky City Entertainment Group Ltd.	2,195	3,801
Norway - 0.6%
DnB Nor ASA	2,600	9,913
Norsk Hydro ASA	300	1,095
Common Stocks - continued
	Shares	Value
Norway - continued
Petroleum Geo-Services ASA (a)	800	$ 3,640
StatoilHydro ASA	1,900	32,271
Telenor ASA	1,900	10,350
Yara International ASA	420	7,003
TOTAL NORWAY		64,272
Portugal - 0.6%
Banco Espirito Santo SA (BES) (Reg.)	1,288	9,520
BPI-SGPS SA	1,645	3,045
Energias de Portugal SA	8,075	27,485
Portugal Telecom SGPS SA (Reg.)	3,369	25,044
TOTAL PORTUGAL		65,094
Singapore - 1.1%
CapitaLand Ltd.	2,000	3,665
ComfortDelgro Corp. Ltd.	13,000	11,695
Cosco Corp. Singapore Ltd.	18,000	8,454
Jardine Cycle & Carriage Ltd.	4,564	31,578
Keppel Corp. Ltd.	7,000	19,447
SembCorp Industries Ltd.	3,000	4,366
SembCorp Marine Ltd.	5,000	5,292
Singapore Airlines Ltd.	1,500	10,319
Singapore Exchange Ltd.	500	1,621
Singapore Telecommunications Ltd.	11,000	18,554
TOTAL SINGAPORE		114,991
Spain - 3.8%
Banco Bilbao Vizcaya Argentaria SA	3,785	39,304
Banco de Sabadell SA	600	3,980
Banco Santander SA	8,357	68,704
Corporacion Mapfre SA:
rights 11/28/08 (a)	5,117	65
(Reg.)	5,117	16,147
EDP Renovaveis SA	60	375
Gamesa Corporacion Tecnologica, SA	598	10,052
Gas Natural SDG SA Series E	932	25,863
Gestevision Telecinco SA	706	6,244
Iberdrola SA	1,361	10,110
Repsol YPF SA	2,074	39,982
Telefonica SA	6,773	137,335
Union Fenosa SA	1,558	33,984
TOTAL SPAIN		392,145
Sweden - 2.6%
Alfa Laval AB	3,272	25,669
H&M Hennes & Mauritz AB (B Shares)	1,405	51,880
Investor AB (B Shares)	1,800	25,436
Nordea Bank AB	3,600	25,938
Scania AB (B Shares)	1,700	13,379
Securitas AB (B Shares)	923	8,747
Skandinaviska Enskilda Banken AB (A Shares)	700	5,918

	Shares	Value
Swedbank AB:
rights 12/16/08 (a)	3,200	$ 0
(A Shares)	3,200	23,055
Swedish Match Co.	1,635	24,951
TELE2 AB (B Shares)	2,745	22,416
Telefonaktiebolaget LM Ericsson (B Shares)	1,000	7,004
TeliaSonera AB	6,500	29,177
TOTAL SWEDEN		263,570
Switzerland - 7.4%
ABB Ltd. (Reg.)	3,911	50,707
Actelion Ltd. (Reg.) (a)	490	22,082
Baloise Holdings AG (Reg.)	105	5,871
Compagnie Financiere Richemont Series A	817	14,275
Credit Suisse Group (Reg.)	297	8,706
EFG International	100	1,604
Geberit AG (Reg.)	221	20,348
Givaudan AG	14	9,192
Julius Baer Holding Ltd.	234	7,682
Logitech International SA (Reg.) (a)	500	6,528
Nestle SA (Reg.)	3,996	144,756
Novartis AG (Reg.)	3,524	164,479
Pargesa Holding SA	337	26,060
Roche Holding AG (participation certificate)	827	115,882
Sonova Holding AG	448	24,208
Swiss Life Holding AG	104	6,411
Swiss Reinsurance Co. (Reg.)	807	32,980
Syngenta AG (Switzerland)	47	8,451
The Swatch Group AG (Bearer)	88	10,401
UBS AG (For. Reg.)	1,634	20,418
Zurich Financial Services AG (Reg.)	318	62,037
TOTAL SWITZERLAND		763,078
United Kingdom - 19.1%
AMEC PLC	2,023	16,425
Anglo American PLC (United Kingdom)	2,309	54,965
Antofagasta PLC	2,835	18,957
AstraZeneca PLC:
(United Kingdom)	429	16,174
sponsored ADR	1,552	58,557
Aviva PLC	4,510	27,996
BAE Systems PLC	8,101	44,346
Barclays PLC	3,684	9,768
BG Group PLC	6,044	86,248
BHP Billiton PLC	3,184	57,610
BP PLC	23,395	189,596
British American Tobacco PLC (United Kingdom)	3,106	81,301
British Land Co. PLC	2,169	17,556
BT Group PLC	3,389	7,013
Capita Group PLC	2,827	30,354
Centrica PLC	8,254	30,146
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Centrica PLC rights 12/12/08 (a)	3,095	$ 3,543
Compass Group PLC	6,925	32,771
De La Rue PLC	1,429	18,746
Diageo PLC	3,617	50,428
GlaxoSmithKline PLC	479	8,284
GlaxoSmithKline PLC sponsored ADR	2,769	95,364
HBOS PLC	3,454	4,876
HSBC Holdings PLC:
(United Kingdom) (Reg.)	8,915	97,249
sponsored ADR	1,305	70,953
Land Securities Group PLC	1,050	15,303
Legal & General Group PLC	18,832	19,692
Lloyds TSB Group PLC	3,495	9,022
National Express Group PLC Class L	1,410	12,303
National Grid PLC	1,647	17,176
NEXT PLC	1,609	27,557
Prudential PLC	663	3,475
Reckitt Benckiser Group PLC	1,667	70,856
Reed Elsevier PLC	3,705	30,825
Rio Tinto PLC (Reg.)	1,235	30,716
Royal Bank of Scotland Group PLC	19,767	16,969
Royal Dutch Shell PLC:
Class A (United Kingdom)	4,632	124,409
Class B	3,764	98,824
SABMiller PLC	226	3,666
Segro PLC	540	1,852
Smiths Group PLC	1,627	21,019
Stagecoach Group PLC	7,588	20,437
Standard Chartered PLC:
rights 12/17/08 (a)	877	5,563
(United Kingdom)	2,662	34,730
Standard Life PLC	3,144	12,755
Tesco PLC	4,531	20,653
Tomkins PLC	10,511	17,770
Unilever PLC	1,564	35,909
United Business Media Ltd.	636	4,190
Vodafone Group PLC	65,696	128,848
William Morrison Supermarkets PLC	7,915	29,628
WPP PLC	2,232	12,457
Xstrata PLC	625	9,009
TOTAL UNITED KINGDOM		1,964,839
United States of America - 0.4%
Synthes, Inc.	382	44,273
TOTAL COMMON STOCKS (Cost $14,703,918)		9,479,450
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
RWE AG (non-vtg.)	487	28,772

	Shares	Value
Italy - 0.2%
Telecom Italia SpA (Risp)	19,678	$ 16,870
UNIPOL Assicurazioni SpA	2,825	2,848
TOTAL ITALY		19,718
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $80,587)		48,490
Investment Companies - 0.8%

United States of America - 0.8%
iShares MSCI EAFE Index ETF (Cost $90,439)	1,960	81,673
Government Obligations - 1.2%
Principal Amount
United States of America - 1.2%
U.S. Treasury Bills, yield at date of purchase 0.21% to 1.51% 12/26/08 to 4/9/09 (b) (Cost $129,684)	$ 130,000	129,969
Money Market Funds - 4.8%
Shares
Dreyfus Cash Management, Institutional Shares, 1.85% (c) (Cost $490,435)	490,435	490,435
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $15,495,063)	10,230,017
NET OTHER ASSETS - 0.6%	60,321
NET ASSETS - 100%	$ 10,290,338
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
11 CME E-mini MSCI EAFE Index Contracts	Dec. 2008	$ 623,920	$ (45,730)
The face value of futures purchased as a percentage of net assets - 6.1%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $129,969.
(c) The rate quoted is the annualized seven-day yield at period end.
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,230,017	$ 3,257,807	$ 6,971,781	$ 429
Other Financial Instruments*	$ (45,730)	$ (45,730)	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(24,185)
Cost of Purchases	8,448
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	16,166
Ending Balance	$ 429

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $15,550,243. Net unrealized depreciation aggregated $5,320,226, of which $152,688 related to appreciated investment securities and $5,472,914 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth
Enhanced Index Fund

November 30, 2008

1.859523.101

GEI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.1%
Autoliv, Inc.	1,209	$ 23,080
Diversified Consumer Services - 1.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	2,550	195,942
ITT Educational Services, Inc. (a)	1,585	142,777
Weight Watchers International, Inc.	1,673	47,346
		386,065
Hotels, Restaurants & Leisure - 2.3%
Choice Hotels International, Inc. (d)	1,070	26,868
McDonald's Corp.	6,440	378,350
Starbucks Corp. (a)	2,500	22,325
Yum! Brands, Inc.	3,821	102,938
		530,481
Household Durables - 0.2%
NVR, Inc. (a)	130	56,453
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	1,100	46,970
Media - 2.1%
Comcast Corp. Class A	3,519	61,019
DISH Network Corp. Class A (a)	2,795	30,969
Liberty Media Corp. - Entertainment Class A (a)	900	10,683
McGraw-Hill Companies, Inc.	3,120	78,000
News Corp. Class A	8,562	67,640
Omnicom Group, Inc.	3,941	111,491
The Walt Disney Co.	4,529	101,993
Viacom, Inc. Class B (non-vtg.) (a)	1,690	26,905
		488,700
Multiline Retail - 1.0%
Big Lots, Inc. (a)	3,585	62,809
Dollar Tree, Inc. (a)	2,150	91,074
Target Corp.	2,263	76,399
		230,282
Specialty Retail - 1.8%
Aeropostale, Inc. (a)	3,326	50,289
AutoZone, Inc. (a)	825	90,107
Gamestop Corp. Class A (a)	3,682	80,452
RadioShack Corp.	2,500	24,625
Ross Stores, Inc.	2,250	59,625
TJX Companies, Inc.	5,000	114,100
		419,198
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	2,370	126,203
TOTAL CONSUMER DISCRETIONARY		2,307,432

	Shares	Value
CONSUMER STAPLES - 13.1%
Beverages - 3.4%
PepsiCo, Inc.	7,209	$ 408,750
The Coca-Cola Co.	8,290	388,552
		797,302
Food & Staples Retailing - 4.1%
Costco Wholesale Corp.	541	27,845
CVS Caremark Corp.	3,070	88,815
Kroger Co.	5,935	164,162
Wal-Mart Stores, Inc.	10,820	604,622
Walgreen Co.	2,574	63,681
		949,125
Food Products - 0.5%
General Mills, Inc.	2,000	126,340
Household Products - 2.4%
Church & Dwight Co., Inc.	1,650	98,076
Colgate-Palmolive Co.	1,590	103,461
Kimberly-Clark Corp.	145	8,380
Procter & Gamble Co.	5,590	359,717
		569,634
Personal Products - 0.1%
Herbalife Ltd.	985	17,513
Tobacco - 2.6%
Altria Group, Inc.	7,190	115,615
Philip Morris International, Inc.	9,720	409,795
UST, Inc.	1,200	82,500
		607,910
TOTAL CONSUMER STAPLES		3,067,824
ENERGY - 8.9%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	395	13,758
Cameron International Corp. (a)	1,840	38,824
Dresser-Rand Group, Inc. (a)	3,570	59,655
ENSCO International, Inc.	2,228	72,209
FMC Technologies, Inc. (a)	1,775	48,759
Halliburton Co.	5,561	97,874
National Oilwell Varco, Inc. (a)	3,376	95,507
Schlumberger Ltd. (NY Shares)	5,662	287,290
Tidewater, Inc.	1,704	67,274
Transocean, Inc. (a)	2,030	135,766
Weatherford International Ltd. (a)	922	11,774
		928,690
Oil, Gas & Consumable Fuels - 4.9%
Alpha Natural Resources, Inc. (a)	350	7,767
Anadarko Petroleum Corp.	575	23,604
Apache Corp.	300	23,190
Chevron Corp.	1,045	82,565
ConocoPhillips	595	31,249
Continental Resources, Inc. (a)(d)	800	15,640
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp.	350	$ 25,319
EOG Resources, Inc.	155	13,178
Exxon Mobil Corp.	5,800	464,870
Foundation Coal Holdings, Inc.	750	10,703
Hess Corp.	1,710	92,408
Massey Energy Co.	1,615	25,226
McMoRan Exploration Co. (a)	2,000	22,500
Occidental Petroleum Corp.	3,630	196,528
Southwestern Energy Co. (a)	800	27,496
Valero Energy Corp.	2,430	44,591
W&T Offshore, Inc.	694	9,716
Walter Industries, Inc.	650	11,856
Williams Companies, Inc.	1,710	27,736
		1,156,142
TOTAL ENERGY		2,084,832
FINANCIALS - 3.6%
Capital Markets - 1.4%
Bank of New York Mellon Corp.	1,300	39,273
Charles Schwab Corp.	2,300	42,159
Franklin Resources, Inc.	206	12,515
Goldman Sachs Group, Inc.	220	17,378
Morgan Stanley	250	3,688
Northern Trust Corp.	2,080	95,451
optionsXpress Holdings, Inc.	550	7,750
State Street Corp.	1,350	56,849
T. Rowe Price Group, Inc.	499	17,071
TD Ameritrade Holding Corp. (a)	2,200	29,260
		321,394
Consumer Finance - 0.4%
American Express Co.	2,591	60,396
SLM Corp. (a)	2,650	24,407
		84,803
Diversified Financial Services - 0.3%
JPMorgan Chase & Co.	1,136	35,966
NYSE Euronext	1,357	32,310
		68,276
Insurance - 1.0%
AFLAC, Inc.	1,650	76,395
Prudential Financial, Inc.	898	19,487
The Chubb Corp.	1,265	64,970
The Travelers Companies, Inc.	1,640	71,586
		232,438
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	3,250	46,703
Boston Properties, Inc.	200	10,680
Mack-Cali Realty Corp.	1,000	18,970

	Shares	Value
National Retail Properties, Inc. (d)	850	$ 11,399
ProLogis Trust	2,045	7,832
		95,584
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	1,116	26,594
TOTAL FINANCIALS		829,089
HEALTH CARE - 15.1%
Biotechnology - 3.4%
Biogen Idec, Inc. (a)	1,151	48,699
Celgene Corp. (a)	1,000	52,100
Cephalon, Inc. (a)	1,510	110,955
Genentech, Inc. (a)	2,380	182,308
Genzyme Corp. (a)	1,975	126,440
Gilead Sciences, Inc. (a)	4,945	221,487
OSI Pharmaceuticals, Inc. (a)	1,390	51,708
		793,697
Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	5,041	266,669
Edwards Lifesciences Corp. (a)	1,125	55,991
Kinetic Concepts, Inc. (a)	2,500	54,100
Medtronic, Inc.	6,841	208,787
St. Jude Medical, Inc. (a)	500	14,015
		599,562
Health Care Providers & Services - 3.0%
Aetna, Inc.	1,500	32,730
AmerisourceBergen Corp.	1,350	42,323
Express Scripts, Inc. (a)	2,860	164,479
Humana, Inc. (a)	1,500	45,345
Laboratory Corp. of America Holdings (a)	1,554	98,461
McKesson Corp.	2,350	82,109
Medco Health Solutions, Inc. (a)	3,325	139,650
WellPoint, Inc. (a)	2,481	88,324
		693,421
Life Sciences Tools & Services - 0.7%
Life Technologies Corp. (a)(d)	3,280	85,608
Waters Corp. (a)	2,240	92,355
		177,963
Pharmaceuticals - 5.4%
Abbott Laboratories	8,420	441,124
Bristol-Myers Squibb Co.	6,221	128,775
Eli Lilly & Co.	2,810	95,962
Johnson & Johnson	5,351	313,462
Merck & Co., Inc.	1,600	42,752
Pfizer, Inc.	2,165	35,571
Schering-Plough Corp.	9,163	154,030
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	1,000	$ 11,300
Wyeth	1,470	52,935
		1,275,911
TOTAL HEALTH CARE		3,540,554
INDUSTRIALS - 11.8%
Aerospace & Defense - 4.2%
General Dynamics Corp.	1,000	51,670
Goodrich Corp.	1,310	44,082
Honeywell International, Inc.	4,100	114,226
L-3 Communications Holdings, Inc.	1,700	114,189
Lockheed Martin Corp.	2,514	193,855
Northrop Grumman Corp.	1,000	40,950
Precision Castparts Corp.	567	35,551
Raytheon Co.	2,310	112,728
The Boeing Co.	3,208	136,757
TransDigm Group, Inc. (a)	1,250	44,375
United Technologies Corp.	2,030	98,516
		986,899
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	140	7,151
United Parcel Service, Inc. Class B	2,880	165,888
		173,039
Building Products - 0.1%
Lennox International, Inc.	705	19,486
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. (a)	1,486	29,646
Construction & Engineering - 1.0%
EMCOR Group, Inc. (a)	4,365	68,836
Fluor Corp.	1,860	84,704
Foster Wheeler Ltd. (a)(d)	1,650	36,729
KBR, Inc.	789	10,865
Shaw Group, Inc. (a)	1,100	20,240
		221,374
Electrical Equipment - 1.2%
Acuity Brands, Inc.	2,093	56,427
Emerson Electric Co.	5,548	199,118
EnerSys (a)	500	4,265
First Solar, Inc. (a)	100	12,484
GrafTech International Ltd. (a)	1,400	9,366
		281,660
Industrial Conglomerates - 0.8%
3M Co.	2,385	159,628
McDermott International, Inc. (a)	2,534	24,707
		184,335
Machinery - 1.9%
Actuant Corp. Class A	1,200	21,528
Bucyrus International, Inc. Class A	1,400	27,342

	Shares	Value
Caterpillar, Inc.	2,558	$ 104,852
Deere & Co.	650	22,627
Eaton Corp.	1,363	63,161
Flowserve Corp.	815	41,019
Gardner Denver, Inc. (a)	1,355	33,536
John Bean Technologies Corp.	445	3,885
Joy Global, Inc.	1,719	40,036
Manitowoc Co., Inc.	3,640	28,683
Parker Hannifin Corp.	1,173	48,187
		434,856
Road & Rail - 1.8%
Burlington Northern Santa Fe Corp.	1,250	95,763
Con-way, Inc.	1,685	47,129
CSX Corp.	1,680	62,563
Norfolk Southern Corp.	2,505	123,922
Union Pacific Corp.	2,000	100,080
		429,457
TOTAL INDUSTRIALS		2,760,752
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 3.7%
Adtran, Inc.	1,660	23,572
Cisco Systems, Inc. (a)	29,280	484,291
Corning, Inc.	4,404	39,680
Harris Corp.	1,060	36,973
QUALCOMM, Inc.	8,540	286,688
		871,204
Computers & Peripherals - 7.8%
Apple, Inc. (a)	4,230	391,994
Dell, Inc. (a)	7,990	89,248
EMC Corp. (a)	12,984	137,241
Hewlett-Packard Co.	14,520	512,266
International Business Machines Corp.	6,976	569,242
NetApp, Inc. (a)	4,080	55,080
Seagate Technology	1,765	7,431
Teradata Corp. (a)	3,660	49,154
		1,811,656
Electronic Equipment & Components - 0.5%
Mettler-Toledo International, Inc. (a)	1,300	106,925
Internet Software & Services - 1.9%
eBay, Inc. (a)	3,600	47,268
Google, Inc. Class A (sub. vtg.) (a)	1,190	348,622
Yahoo!, Inc. (a)	4,730	54,442
		450,332
IT Services - 2.6%
Accenture Ltd. Class A	4,285	132,749
Alliance Data Systems Corp. (a)(d)	1,480	64,099
Automatic Data Processing, Inc.	1,750	71,855
Fiserv, Inc. (a)	1,410	48,137
MasterCard, Inc. Class A	525	76,283
The Western Union Co.	8,620	114,387
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	1,129	$ 16,111
Visa, Inc.	1,718	90,298
		613,919
Semiconductors & Semiconductor Equipment - 3.1%
Amkor Technology, Inc. (a)	4,610	10,142
Applied Materials, Inc.	9,427	90,311
Integrated Device Technology, Inc. (a)	2,500	12,925
Intel Corp.	27,098	373,952
Linear Technology Corp.	2,620	52,269
Marvell Technology Group Ltd. (a)	2,908	16,866
MEMC Electronic Materials, Inc. (a)	400	6,008
National Semiconductor Corp.	6,370	70,070
Texas Instruments, Inc.	6,459	100,567
		733,110
Software - 6.5%
Adobe Systems, Inc. (a)	5,925	137,223
BMC Software, Inc. (a)	2,500	62,400
CA, Inc.	1,875	31,575
McAfee, Inc. (a)	4,070	123,443
Microsoft Corp.	40,080	810,402
Oracle Corp. (a)	19,158	308,252
Solera Holdings, Inc. (a)	870	17,026
Sybase, Inc. (a)	1,000	24,640
		1,514,961
TOTAL INFORMATION TECHNOLOGY		6,102,107
MATERIALS - 3.2%
Chemicals - 2.2%
Airgas, Inc.	1,300	46,475
Celanese Corp. Class A	2,750	31,763
E.I. du Pont de Nemours & Co.	851	21,326
Lubrizol Corp.	2,430	85,342
Monsanto Co.	3,497	276,962
Praxair, Inc.	284	16,770
The Mosaic Co.	1,400	42,490
		521,128
Containers & Packaging - 0.5%
Crown Holdings, Inc. (a)	1,910	30,656
Greif, Inc. Class A	1,050	34,808
Owens-Illinois, Inc. (a)	2,041	41,269
		106,733
Metals & Mining - 0.5%
Alcoa, Inc.	84	904
Cliffs Natural Resources, Inc.	150	3,563
Freeport-McMoRan Copper & Gold, Inc. Class B	780	18,712
Nucor Corp.	1,760	62,797

	Shares	Value
Reliance Steel & Aluminum Co.	675	$ 13,919
Southern Copper Corp. (d)	1,710	23,530
		123,425
TOTAL MATERIALS		751,286
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	1,680	44,621
Frontier Communications Corp.	6,755	58,904
Windstream Corp.	10,510	93,119
		196,644
UTILITIES - 1.5%
Electric Utilities - 0.7%
DPL, Inc.	3,000	62,460
Edison International	750	25,050
Exelon Corp.	908	51,039
Pepco Holdings, Inc.	1,850	33,282
		171,831
Gas Utilities - 0.1%
Energen Corp.	815	25,102
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	1,250	30,588
Multi-Utilities - 0.6%
Dominion Resources, Inc.	1,095	40,318
Public Service Enterprise Group, Inc.	2,915	90,074
		130,392
TOTAL UTILITIES		357,913
TOTAL COMMON STOCKS (Cost $32,377,652)		21,998,433
U.S. Treasury Obligations - 0.8%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.74% to 1.22% 4/2/09 to 5/7/09 (e) (Cost $179,342)	$ 180,000	179,863
Money Market Funds - 5.7%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 1.85% (f)	1,092,283	$ 1,092,283
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	240,316	240,316
TOTAL MONEY MARKET FUNDS (Cost $1,332,599)		1,332,599
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $33,889,593)	23,510,895
NET OTHER ASSETS - (0.5)%	(123,905)
NET ASSETS - 100%	$ 23,386,990
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
30 CME E-mini S&P 500 Index Contracts	Dec. 2008	$ 1,342,950	$ (14,735)
The face value of futures purchased as a percentage of net assets - 5.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $179,863.
(f) The rate quoted is the annualized seven-day yield at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 1,369
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 23,510,895	$ 23,331,032	$ 179,863	$ -
Other Financial Instruments*	$ (14,735)	$ (14,735)	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $33,931,488. Net unrealized depreciation aggregated $10,420,593, of which $394,211 related to appreciated investment securities and $10,814,804 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value
Enhanced Index Fund

November 30, 2008

1.859524.101

VEI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Diversified Consumer Services - 0.4%
ITT Educational Services, Inc. (a)	1,099	$ 98,998
Hotels, Restaurants & Leisure - 0.7%
Interval Leisure Group, Inc. (a)	555	2,942
McDonald's Corp.	3,111	182,771
		185,713
Internet & Catalog Retail - 0.0%
HSN, Inc. (a)	555	2,076
Ticketmaster Entertainment, Inc. (a)	555	2,214
		4,290
Media - 3.3%
CBS Corp. Class B	3,155	21,012
Comcast Corp. Class A	11,989	207,889
DISH Network Corp. Class A (a)	5,551	61,505
Liberty Media Corp. - Entertainment Class A (a)	2,621	31,111
Meredith Corp. (d)	2,947	47,565
News Corp. Class A	7,927	62,623
The Walt Disney Co.	12,670	285,328
Time Warner, Inc.	19,363	175,235
		892,268
Multiline Retail - 0.6%
Big Lots, Inc. (a)	3,903	68,381
Dollar Tree, Inc. (a)	2,263	95,861
		164,242
Specialty Retail - 2.1%
AutoNation, Inc. (a)	7,108	60,702
Gap, Inc.	8,096	105,410
Home Depot, Inc.	8,333	192,576
Lowe's Companies, Inc.	6,331	130,798
RadioShack Corp.	3,168	31,205
Sherwin-Williams Co. (d)	950	55,984
		576,675
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	1,400	26,474
NIKE, Inc. Class B	505	26,891
Polo Ralph Lauren Corp. Class A (d)	719	31,061
		84,426
TOTAL CONSUMER DISCRETIONARY		2,006,612
CONSUMER STAPLES - 10.5%
Beverages - 0.9%
PepsiCo, Inc.	562	31,865
The Coca-Cola Co.	4,325	202,713
		234,578
Food & Staples Retailing - 2.2%
BJ's Wholesale Club, Inc. (a)	2,430	86,945
Casey's General Stores, Inc.	1,040	30,836
CVS Caremark Corp.	4,126	119,365

	Shares	Value
Kroger Co.	4,142	$ 114,568
Safeway, Inc.	2,801	61,062
Wal-Mart Stores, Inc.	3,207	179,207
		591,983
Food Products - 3.0%
Archer Daniels Midland Co.	3,990	109,246
General Mills, Inc.	3,799	239,983
H.J. Heinz Co.	2,967	115,238
Hershey Co.	1,595	57,420
Kraft Foods, Inc. Class A	7,264	197,653
Ralcorp Holdings, Inc. (a)	1,727	108,041
		827,581
Household Products - 3.3%
Kimberly-Clark Corp.	1,521	87,899
Procter & Gamble Co.	12,727	818,982
		906,881
Tobacco - 1.1%
Altria Group, Inc.	7,998	128,608
Lorillard, Inc.	508	30,698
Philip Morris International, Inc.	681	28,711
Reynolds American, Inc.	2,552	104,836
		292,853
TOTAL CONSUMER STAPLES		2,853,876
ENERGY - 17.4%
Energy Equipment & Services - 0.4%
ENSCO International, Inc.	2,023	65,565
Tidewater, Inc.	1,325	52,311
		117,876
Oil, Gas & Consumable Fuels - 17.0%
Anadarko Petroleum Corp.	1,938	79,555
Apache Corp.	2,058	159,083
Chevron Corp.	12,856	1,015,753
ConocoPhillips	9,425	495,001
Devon Energy Corp.	1,857	134,335
Encore Acquisition Co. (a)	782	20,676
EOG Resources, Inc.	372	31,627
Exxon Mobil Corp.	26,297	2,107,710
Frontline Ltd. (NY Shares)	658	19,437
Marathon Oil Corp.	4,196	109,851
Noble Energy, Inc.	2,408	125,890
Occidental Petroleum Corp.	1,036	56,089
Spectra Energy Corp.	3,978	64,682
Sunoco, Inc.	2,719	108,053
Valero Energy Corp.	5,978	109,696
W&T Offshore, Inc.	590	8,260
		4,645,698
TOTAL ENERGY		4,763,574
Common Stocks - continued
	Shares	Value
FINANCIALS - 22.8%
Capital Markets - 3.0%
Allied Capital Corp.	5,903	$ 13,813
Bank of New York Mellon Corp.	7,034	212,497
Goldman Sachs Group, Inc.	2,568	202,846
Knight Capital Group, Inc. Class A (a)	9,036	149,546
Merrill Lynch & Co., Inc.	4,236	56,000
Morgan Stanley	5,628	83,013
State Street Corp.	1,709	71,966
TD Ameritrade Holding Corp. (a)	1,943	25,842
		815,523
Commercial Banks - 6.0%
Bank of Hawaii Corp.	1,359	60,625
BB&T Corp.	6,217	186,323
Fulton Financial Corp. (d)	7,453	82,877
Huntington Bancshares, Inc.	9,049	72,392
PNC Financial Services Group, Inc.	2,686	141,740
Regions Financial Corp.	8,931	91,007
SunTrust Banks, Inc.	2,188	69,425
Susquehanna Bancshares, Inc., Pennsylvania	3,480	53,174
U.S. Bancorp, Delaware	10,148	273,793
Wachovia Corp.	7,333	41,211
Wells Fargo & Co.	19,859	573,727
		1,646,294
Consumer Finance - 0.4%
Capital One Financial Corp.	2,410	82,928
Discover Financial Services	2,292	23,447
		106,375
Diversified Financial Services - 5.6%
Bank of America Corp.	29,384	477,490
Citigroup, Inc.	28,055	232,576
Interactive Brokers Group, Inc. (a)	2,438	44,469
JPMorgan Chase & Co.	23,087	730,934
The NASDAQ Stock Market, Inc. (a)	2,568	55,212
		1,540,681
Insurance - 5.7%
ACE Ltd.	3,126	163,334
AFLAC, Inc.	1,338	61,949
Allstate Corp.	2,142	54,492
American Financial Group, Inc.	3,007	61,613
American International Group, Inc.	11,049	22,208
Aon Corp.	1,650	74,745
Arch Capital Group Ltd. (a)	1,720	116,599
Aspen Insurance Holdings Ltd.	4,721	87,008
Axis Capital Holdings Ltd.	4,103	103,847
Hartford Financial Services Group, Inc.	1,169	9,878
Loews Corp.	1,794	49,138
Marsh & McLennan Companies, Inc.	1,532	39,066
MetLife, Inc.	2,265	65,141
Platinum Underwriters Holdings Ltd.	2,346	72,093
Prudential Financial, Inc.	1,058	22,959

	Shares	Value
Reinsurance Group of America, Inc.	2,366	$ 96,060
The Chubb Corp.	2,501	128,451
The Travelers Companies, Inc.	3,710	161,942
Transatlantic Holdings, Inc.	1,146	45,427
Unum Group	7,678	114,402
XL Capital Ltd. Class A	907	4,562
		1,554,914
Real Estate Investment Trusts - 1.7%
Annaly Capital Management, Inc.	1,999	28,726
Brandywine Realty Trust (SBI)	3,800	18,696
CBL & Associates Properties, Inc.	4,980	20,269
Colonial Properties Trust (SBI) (d)	2,153	12,208
Entertainment Properties Trust (SBI)	1,151	28,234
Equity Residential (SBI)	1,206	36,699
HCP, Inc.	1,200	24,804
Hospitality Properties Trust (SBI) (d)	3,250	37,245
Host Hotels & Resorts, Inc.	2,927	22,011
HRPT Properties Trust (SBI)	21,846	60,295
Mack-Cali Realty Corp.	2,030	38,509
ProLogis Trust	2,676	10,249
Public Storage	760	53,116
The Macerich Co.	2,306	31,039
Vornado Realty Trust	807	43,134
		465,234
Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	5,285	88,312
New York Community Bancorp, Inc.	1,953	25,487
		113,799
TOTAL FINANCIALS		6,242,820
HEALTH CARE - 13.3%
Biotechnology - 1.6%
Amgen, Inc. (a)	8,030	445,986
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	8,542	52,704
Covidien Ltd.	1,890	69,647
		122,351
Health Care Providers & Services - 2.2%
HealthSouth Corp. (a)	6,029	59,325
LifePoint Hospitals, Inc. (a)	2,654	53,239
Lincare Holdings, Inc. (a)	1,790	42,835
Omnicare, Inc.	2,798	67,460
Owens & Minor, Inc.	1,219	50,625
Quest Diagnostics, Inc.	1,465	68,225
UnitedHealth Group, Inc.	1,821	38,259
WellPoint, Inc. (a)	5,992	213,315
		593,283
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	1,694	60,442
Pharmaceuticals - 8.8%
Eli Lilly & Co.	5,558	189,806
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Forest Laboratories, Inc. (a)	1,682	$ 40,671
Johnson & Johnson	12,620	739,280
King Pharmaceuticals, Inc. (a)	8,177	78,581
Merck & Co., Inc.	9,155	244,622
Pfizer, Inc.	50,050	822,322
Wyeth	8,074	290,745
		2,406,027
TOTAL HEALTH CARE		3,628,089
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.7%
General Dynamics Corp.	3,733	192,884
Honeywell International, Inc.	1,145	31,900
Northrop Grumman Corp.	1,114	45,618
Raytheon Co.	1,883	91,890
United Technologies Corp.	2,267	110,018
		472,310
Air Freight & Logistics - 0.5%
FedEx Corp.	1,875	132,469
Airlines - 0.3%
Delta Air Lines, Inc. (a)	2,511	22,122
Southwest Airlines Co.	6,663	57,635
		79,757
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	16,294	174,998
Construction & Engineering - 0.5%
Foster Wheeler Ltd. (a)(d)	3,911	87,059
Shaw Group, Inc. (a)	2,146	39,486
		126,545
Industrial Conglomerates - 3.7%
General Electric Co.	57,517	987,567
Tyco International Ltd.	1,168	24,411
		1,011,978
Machinery - 0.3%
Gardner Denver, Inc. (a)	3,246	80,339
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	512	39,224
CSX Corp.	589	21,934
Norfolk Southern Corp.	2,159	106,806
Union Pacific Corp.	460	23,018
		190,982
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	4,571	36,888
TOTAL INDUSTRIALS		2,306,266

	Shares	Value
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Brocade Communications Systems, Inc. (a)	6,546	$ 21,078
Computers & Peripherals - 0.5%
Hewlett-Packard Co.	3,482	122,845
QLogic Corp. (a)	1,500	15,930
Seagate Technology	1,584	6,669
		145,444
Internet Software & Services - 0.1%
IAC/InterActiveCorp (a)	1,780	26,326
IT Services - 0.5%
Alliance Data Systems Corp. (a)	1,438	62,280
Metavante Holding Co. (a)	1,568	27,079
The Western Union Co.	3,222	42,756
		132,115
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc. (a)	7,117	15,657
Integrated Device Technology, Inc. (a)	8,682	44,886
		60,543
Software - 0.5%
CA, Inc.	4,578	77,094
Symantec Corp. (a)	5,133	61,750
		138,844
TOTAL INFORMATION TECHNOLOGY		524,350
MATERIALS - 2.2%
Chemicals - 1.3%
Celanese Corp. Class A	2,049	23,666
CF Industries Holdings, Inc.	672	35,367
Dow Chemical Co.	2,799	51,921
E.I. du Pont de Nemours & Co.	4,612	115,577
FMC Corp.	1,886	82,418
Terra Industries, Inc.	3,672	54,015
		362,964
Containers & Packaging - 0.3%
Greif, Inc. Class A	2,143	71,040
Metals & Mining - 0.4%
Compass Minerals International, Inc.	990	55,430
Freeport-McMoRan Copper & Gold, Inc. Class B	1,607	38,552
Reliance Steel & Aluminum Co.	1,507	31,074
		125,056
Paper & Forest Products - 0.2%
Domtar Corp. (a)	14,580	20,412
International Paper Co.	2,511	31,262
		51,674
TOTAL MATERIALS		610,734
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 6.2%
AT&T, Inc.	35,697	$ 1,019,506
CenturyTel, Inc.	4,615	122,574
Verizon Communications, Inc.	17,341	566,184
		1,708,264
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp.	15,755	43,956
TOTAL TELECOMMUNICATION SERVICES		1,752,220
UTILITIES - 7.7%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	2,373	74,251
DPL, Inc.	5,317	110,700
Duke Energy Corp.	10,101	157,172
Edison International	5,449	181,997
Exelon Corp.	814	45,755
FirstEnergy Corp.	2,726	159,689
FPL Group, Inc.	2,436	118,779
Progress Energy, Inc.	1,577	62,591
Southern Co.	4,594	166,854
		1,077,788
Gas Utilities - 0.2%
Energen Corp.	1,977	60,892
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	1,054	25,791
NRG Energy, Inc. (a)	2,768	65,574
		91,365
Multi-Utilities - 3.2%
Alliant Energy Corp.	3,564	113,585
Consolidated Edison, Inc.	1,590	64,220
Dominion Resources, Inc.	5,938	218,637
DTE Energy Co.	1,346	50,058
MDU Resources Group, Inc.	3,849	78,250
PG&E Corp.	2,116	80,493
Public Service Enterprise Group, Inc.	4,129	127,586
Sempra Energy	3,243	151,351
		884,180
TOTAL UTILITIES		2,114,225
TOTAL COMMON STOCKS (Cost $37,511,087)		26,802,766
U.S. Treasury Obligations - 0.7%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.74% to 1.51% 12/26/08 to 5/7/09 (e) (Cost $189,441)	$ 190,000	$ 189,885
Money Market Funds - 1.3%
Shares
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c) (Cost $361,481)	361,481	361,481
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $38,062,009)	27,354,132
NET OTHER ASSETS - 0.0%	(5,986)
NET ASSETS - 100%	$ 27,348,146
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
12 CME E-mini S&P 500 Index Contracts	Dec. 2008	$ 537,180	$ (59,434)
The face value of futures purchased as a percentage of net assets - 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $189,885.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 5,946
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 27,354,132	$ 27,164,247	$ 189,885	$ -
Other Financial Instruments*	$ (59,434)	$ (59,434)	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $38,127,335. Net unrealized depreciation aggregated $10,773,203, of which $451,045 related to appreciated investment securities and $11,224,248 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Core
Enhanced Index Fund

November 30, 2008

1.859522.101

CEI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	56,889	$ 4,371,351
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	205,088	12,048,920
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	11,650	497,455
Media - 2.6%
Comcast Corp. Class A	308,790	5,354,419
DISH Network Corp. Class A (a)	167,187	1,852,432
Liberty Media Corp. - Entertainment Class A (a)	84,321	1,000,890
News Corp. Class A	205,094	1,620,243
The Walt Disney Co.	329,511	7,420,588
Time Warner, Inc.	369,859	3,347,224
Viacom, Inc. Class B (non-vtg.) (a)	57,893	921,657
		21,517,453
Multiline Retail - 0.6%
Big Lots, Inc. (a)	122,817	2,151,754
Family Dollar Stores, Inc. (d)	76,234	2,117,781
Target Corp.	22,092	745,826
		5,015,361
Specialty Retail - 1.9%
AutoZone, Inc. (a)(d)	41,727	4,557,423
Gamestop Corp. Class A (a)	25,323	553,308
Gap, Inc.	288,884	3,761,270
Home Depot, Inc.	110,999	2,565,187
Lowe's Companies, Inc.	91,813	1,896,857
RadioShack Corp.	117,545	1,157,818
Sherwin-Williams Co. (d)	20,385	1,201,288
		15,693,151
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	39,964	2,128,083
Polo Ralph Lauren Corp. Class A (d)	18,779	811,253
		2,939,336
TOTAL CONSUMER DISCRETIONARY		62,083,027
CONSUMER STAPLES - 13.4%
Beverages - 2.3%
PepsiCo, Inc.	160,579	9,104,829
The Coca-Cola Co.	209,468	9,817,765
		18,922,594
Food & Staples Retailing - 3.8%
BJ's Wholesale Club, Inc. (a)(d)	127,891	4,575,940
Casey's General Stores, Inc.	37,240	1,104,166
CVS Caremark Corp.	149,204	4,316,472
Kroger Co.	107,231	2,966,009
SUPERVALU, Inc.	27,332	325,524
Sysco Corp.	54,880	1,286,936

	Shares	Value
Wal-Mart Stores, Inc.	287,633	$ 16,072,932
Walgreen Co.	39,229	970,525
		31,618,504
Food Products - 1.8%
Archer Daniels Midland Co.	70,160	1,920,981
General Mills, Inc.	92,894	5,868,114
H.J. Heinz Co.	17,969	697,916
Hershey Co.	52,260	1,881,360
Kraft Foods, Inc. Class A	81,560	2,219,248
Ralcorp Holdings, Inc. (a)	43,215	2,703,530
		15,291,149
Household Products - 3.4%
Colgate-Palmolive Co.	51,802	3,370,756
Kimberly-Clark Corp.	44,675	2,581,768
Procter & Gamble Co.	355,561	22,880,350
		28,832,874
Tobacco - 2.1%
Altria Group, Inc.	331,440	5,329,555
Lorillard, Inc.	16,460	994,678
Philip Morris International, Inc.	267,370	11,272,319
		17,596,552
TOTAL CONSUMER STAPLES		112,261,673
ENERGY - 14.1%
Energy Equipment & Services - 2.4%
ENSCO International, Inc.	76,142	2,467,762
Halliburton Co.	139,524	2,455,622
National Oilwell Varco, Inc. (a)	99,436	2,813,044
Schlumberger Ltd. (NY Shares)	143,871	7,300,015
Tidewater, Inc.	37,667	1,487,093
Transocean, Inc. (a)	55,118	3,686,292
		20,209,828
Oil, Gas & Consumable Fuels - 11.7%
Anadarko Petroleum Corp.	58,228	2,390,259
Apache Corp.	35,718	2,761,001
Chevron Corp.	244,302	19,302,301
ConocoPhillips	172,391	9,053,975
Devon Energy Corp.	21,672	1,567,752
Exxon Mobil Corp.	569,579	45,651,758
Hess Corp.	28,861	1,559,648
Marathon Oil Corp.	67,146	1,757,882
Noble Energy, Inc.	12,786	668,452
Occidental Petroleum Corp.	124,009	6,713,847
Spectra Energy Corp.	61,095	993,405
Sunoco, Inc.	78,139	3,105,244
Valero Energy Corp.	155,494	2,853,315
		98,378,839
TOTAL ENERGY		118,588,667
Common Stocks - continued
	Shares	Value
FINANCIALS - 12.2%
Capital Markets - 2.1%
Bank of New York Mellon Corp.	123,781	$ 3,739,424
Charles Schwab Corp.	53,529	981,187
Goldman Sachs Group, Inc.	39,679	3,134,244
Knight Capital Group, Inc. Class A (a)	166,453	2,754,797
Merrill Lynch & Co., Inc.	73,379	970,070
Morgan Stanley	107,188	1,581,023
Northern Trust Corp.	21,480	985,717
State Street Corp.	39,323	1,655,892
TD Ameritrade Holding Corp. (a)	115,001	1,529,513
		17,331,867
Commercial Banks - 2.8%
Bank of Hawaii Corp.	31,502	1,405,304
BB&T Corp.	75,397	2,259,648
Huntington Bancshares, Inc.	246,355	1,970,840
PNC Financial Services Group, Inc.	31,759	1,675,922
Regions Financial Corp.	41,871	426,665
Susquehanna Bancshares, Inc., Pennsylvania	104,000	1,589,120
U.S. Bancorp, Delaware	159,927	4,314,830
Wachovia Corp.	69,493	390,551
Wells Fargo & Co.	333,211	9,626,466
		23,659,346
Consumer Finance - 0.5%
American Express Co.	115,698	2,696,920
Capital One Financial Corp.	37,720	1,297,945
Discover Financial Services	37,477	383,390
		4,378,255
Diversified Financial Services - 3.0%
Bank of America Corp.	485,715	7,892,869
Citigroup, Inc.	448,820	3,720,718
CME Group, Inc.	3,520	746,064
JPMorgan Chase & Co.	363,791	11,517,623
The NASDAQ Stock Market, Inc. (a)	69,534	1,494,981
		25,372,255
Insurance - 3.1%
ACE Ltd.	68,349	3,571,235
AFLAC, Inc.	87,894	4,069,492
American International Group, Inc.	237,589	477,554
Aon Corp.	30,835	1,396,826
Arch Capital Group Ltd. (a)	43,237	2,931,036
Aspen Insurance Holdings Ltd.	125,492	2,312,818
Hartford Financial Services Group, Inc.	31,262	264,164
Loews Corp.	36,342	995,407
MetLife, Inc.	73,615	2,117,167
Prudential Financial, Inc.	26,802	581,603
Reinsurance Group of America, Inc.	69,283	2,812,890
The Chubb Corp.	34,908	1,792,875

	Shares	Value
The Travelers Companies, Inc.	37,809	$ 1,650,363
W.R. Berkley Corp.	22,068	627,393
		25,600,823
Real Estate Investment Trusts - 0.6%
Brandywine Realty Trust (SBI)	107,210	527,473
Hospitality Properties Trust (SBI) (d)	61,392	703,552
HRPT Properties Trust (SBI)	267,876	739,338
National Retail Properties, Inc. (d)	91,096	1,221,597
ProLogis Trust	55,823	213,802
The Macerich Co. (d)	71,397	961,004
Vornado Realty Trust	14,272	762,838
		5,129,604
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	53,440	892,982
TOTAL FINANCIALS		102,365,132
HEALTH CARE - 13.9%
Biotechnology - 1.6%
Amgen, Inc. (a)	177,581	9,862,849
Gilead Sciences, Inc. (a)	74,189	3,322,925
		13,185,774
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	132,688	7,019,195
Boston Scientific Corp. (a)	130,555	805,524
Covidien Ltd.	52,096	1,919,738
Kinetic Concepts, Inc. (a)(d)	54,125	1,171,265
Medtronic, Inc.	115,240	3,517,125
Varian Medical Systems, Inc. (a)	13,600	548,896
		14,981,743
Health Care Providers & Services - 1.8%
Aetna, Inc.	34,619	755,387
CIGNA Corp.	44,000	532,840
Express Scripts, Inc. (a)	101,009	5,809,028
HealthSouth Corp. (a)(d)	122,571	1,206,099
LifePoint Hospitals, Inc. (a)	112,643	2,259,619
Omnicare, Inc.	70,638	1,703,082
UnitedHealth Group, Inc.	53,979	1,134,099
WellPoint, Inc. (a)	54,760	1,949,456
		15,349,610
Health Care Technology - 0.3%
IMS Health, Inc.	222,744	2,929,084
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)(d)	38,006	991,957
Thermo Fisher Scientific, Inc. (a)	57,544	2,053,170
		3,045,127
Pharmaceuticals - 8.0%
Abbott Laboratories	139,737	7,320,821
Bristol-Myers Squibb Co.	195,517	4,047,202
Eli Lilly & Co.	188,621	6,441,407
Johnson & Johnson	357,385	20,935,613
Merck & Co., Inc.	306,869	8,199,540
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	946,678	$ 15,553,920
Schering-Plough Corp.	108,612	1,825,768
Wyeth	87,346	3,145,329
		67,469,600
TOTAL HEALTH CARE		116,960,938
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.9%
General Dynamics Corp.	78,178	4,039,457
Honeywell International, Inc.	153,153	4,266,843
Lockheed Martin Corp.	29,482	2,273,357
Northrop Grumman Corp.	18,811	770,310
Raytheon Co.	94,111	4,592,617
The Boeing Co.	70,776	3,017,181
United Technologies Corp.	107,279	5,206,250
		24,166,015
Air Freight & Logistics - 0.8%
FedEx Corp.	29,418	2,078,382
United Parcel Service, Inc. Class B	81,883	4,716,461
		6,794,843
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	398,041	4,274,960
Deluxe Corp.	78,388	824,642
		5,099,602
Construction & Engineering - 0.5%
Foster Wheeler Ltd. (a)(d)	121,764	2,710,467
Shaw Group, Inc. (a)	87,695	1,613,588
		4,324,055
Electrical Equipment - 0.6%
Emerson Electric Co.	131,554	4,721,473
Industrial Conglomerates - 2.6%
3M Co.	61,170	4,094,108
General Electric Co.	997,681	17,130,183
Tyco International Ltd.	43,057	899,891
		22,124,182
Machinery - 0.7%
AGCO Corp. (a)	50,831	1,251,459
Caterpillar, Inc.	61,954	2,539,494
Deere & Co.	18,136	631,314
Gardner Denver, Inc. (a)	40,490	1,002,128
		5,424,395
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	48,027	3,679,348
CSX Corp.	71,490	2,662,288

	Shares	Value
Norfolk Southern Corp.	71,184	$ 3,521,472
Union Pacific Corp.	51,794	2,591,772
		12,454,880
TOTAL INDUSTRIALS		85,109,445
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc. (a)	200,917	646,953
Cisco Systems, Inc. (a)	668,884	11,063,341
Harris Corp.	50,595	1,764,754
QUALCOMM, Inc.	116,191	3,900,532
		17,375,580
Computers & Peripherals - 4.6%
Apple, Inc. (a)	92,328	8,556,036
Dell, Inc. (a)	181,488	2,027,221
EMC Corp. (a)	113,842	1,203,310
Hewlett-Packard Co.	376,059	13,267,362
International Business Machines Corp.	143,054	11,673,206
Lexmark International, Inc. Class A (a)	78,280	2,049,370
		38,776,505
Electronic Equipment & Components - 0.3%
Mettler-Toledo International, Inc. (a)	26,960	2,217,460
Internet Software & Services - 1.1%
eBay, Inc. (a)	114,477	1,503,083
Google, Inc. Class A (sub. vtg.) (a)	22,132	6,483,791
Yahoo!, Inc. (a)	76,759	883,496
		8,870,370
IT Services - 1.2%
Alliance Data Systems Corp. (a)	43,455	1,882,036
Automatic Data Processing, Inc.	99,283	4,076,560
MasterCard, Inc. Class A (d)	9,077	1,318,888
The Western Union Co.	223,564	2,966,694
		10,244,178
Office Electronics - 0.1%
Xerox Corp.	147,264	1,029,375
Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology, Inc. (a)	214,160	471,152
Integrated Device Technology, Inc. (a)	324,881	1,679,635
Intel Corp.	501,572	6,921,694
Texas Instruments, Inc.	109,374	1,702,953
		10,775,434
Software - 3.8%
Adobe Systems, Inc. (a)	148,997	3,450,771
Microsoft Corp.	865,721	17,504,879
Oracle Corp. (a)	628,003	10,104,568
Symantec Corp. (a)	85,130	1,024,114
		32,084,332
TOTAL INFORMATION TECHNOLOGY		121,373,234
Common Stocks - continued
	Shares	Value
MATERIALS - 2.2%
Chemicals - 1.6%
Celanese Corp. Class A	101,869	$ 1,176,587
CF Industries Holdings, Inc.	49,179	2,588,291
E.I. du Pont de Nemours & Co.	45,456	1,139,127
Monsanto Co.	86,766	6,871,867
Terra Industries, Inc.	109,362	1,608,715
		13,384,587
Metals & Mining - 0.5%
Compass Minerals International, Inc.	50,194	2,810,362
Freeport-McMoRan Copper & Gold, Inc. Class B	60,374	1,448,372
Southern Copper Corp. (d)	24,357	335,152
		4,593,886
Paper & Forest Products - 0.1%
International Paper Co.	38,379	477,819
TOTAL MATERIALS		18,456,292
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	595,495	17,007,337
CenturyTel, Inc.	166,078	4,411,032
Verizon Communications, Inc.	311,145	10,158,884
		31,577,253
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp.	289,422	807,487
TOTAL TELECOMMUNICATION SERVICES		32,384,740
UTILITIES - 4.1%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	38,816	1,214,553
DPL, Inc.	138,257	2,878,511
Duke Energy Corp.	132,090	2,055,320
Edison International	127,940	4,273,196
Entergy Corp.	19,287	1,641,324
Exelon Corp.	43,007	2,417,423
FPL Group, Inc.	43,081	2,100,630
Southern Co.	79,626	2,892,016
		19,472,973
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	71,697	1,754,426
NRG Energy, Inc. (a)(d)	87,118	2,063,825
		3,818,251
Multi-Utilities - 1.3%
Dominion Resources, Inc.	140,130	5,159,587

	Shares	Value
Public Service Enterprise Group, Inc.	73,887	$ 2,283,108
Sempra Energy	77,683	3,625,466
		11,068,161
TOTAL UTILITIES		34,359,385
TOTAL COMMON STOCKS (Cost $1,116,888,447)		803,942,533
U.S. Treasury Obligations - 0.8%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.77% to 1.51% 12/26/08 to 5/7/09 (e) (Cost $6,775,985)	$ 6,800,000	6,794,835
Money Market Funds - 4.9%
	Shares
Dreyfus Cash Management Institutional Shares, 1.85% (f)	24,516,426	24,516,426
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	16,561,639	16,561,639
TOTAL MONEY MARKET FUNDS (Cost $41,078,065)		41,078,065
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,164,742,497)	851,815,433
NET OTHER ASSETS - (1.6)%	(13,015,185)
NET ASSETS - 100%	$ 838,800,248
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
276 CME E-mini S&P 500 Index Contracts	Dec. 2008	$ 12,355,140	$ (3,425,329)
100 CME S&P 500 Index Contracts	Dec. 2008	22,382,500	1,395,793
TOTAL EQUITY INDEX CONTRACTS		$ 34,737,640	$ (2,029,536)
The face value of futures purchased as a percentage of net assets - 4.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,794,835.
(f) The rate quoted is the annualized seven-day yield at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 138,745
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 851,815,433	$ 845,020,598	$ 6,794,835	$ -
Other Financial Instruments*	$ (2,029,536)	$ (2,029,536)	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,168,035,536. Net unrealized depreciation aggregated $316,220,103, of which $11,941,541 related to appreciated investment securities and $328,161,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap
Enhanced Index Fund

November 30, 2008

1.870939.100

MCE-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.3%
Autoliv, Inc.	1,075	$ 20,522
Fuel Systems Solutions, Inc. (a)	425	14,701
		35,223
Automobiles - 0.3%
Ford Motor Co. (a)	8,442	22,709
Harley-Davidson, Inc.	216	3,674
		26,383
Diversified Consumer Services - 2.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,179	90,578
DeVry, Inc.	755	43,397
H&R Block, Inc.	1,350	25,826
ITT Educational Services, Inc. (a)	685	61,705
Service Corp. International	5,025	29,246
Weight Watchers International, Inc.	850	24,055
		274,807
Hotels, Restaurants & Leisure - 1.5%
Interval Leisure Group, Inc. (a)	307	1,627
Starbucks Corp. (a)	2,400	21,432
Starwood Hotels & Resorts Worldwide, Inc.	990	16,691
Tim Hortons, Inc.	1,092	27,180
Yum! Brands, Inc.	3,230	87,016
		153,946
Household Durables - 1.1%
D.R. Horton, Inc.	2,710	18,618
Fortune Brands, Inc.	12	454
Jarden Corp. (a)	1,300	16,224
Newell Rubbermaid, Inc.	1,000	13,360
NVR, Inc. (a)	75	32,569
Tempur-Pedic International, Inc.	670	4,683
Toll Brothers, Inc. (a)	900	17,937
Whirlpool Corp.	400	15,752
		119,597
Internet & Catalog Retail - 0.3%
Expedia, Inc. (a)	2,218	18,631
HSN, Inc. (a)	1,060	3,964
Liberty Media Corp. - Interactive Series A (a)	1,040	2,735
Ticketmaster Entertainment, Inc. (a)	887	3,539
		28,869
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	1,600	42,880
Polaris Industries, Inc.	195	5,324
		48,204
Media - 1.9%
Cablevision Systems Corp. - NY Group Class A	600	8,796
CBS Corp. Class B	500	3,330
DISH Network Corp. Class A (a)	2,170	24,044

	Shares	Value
Interactive Data Corp.	1,025	$ 23,739
John Wiley & Sons, Inc. Class A	930	33,443
Liberty Global, Inc. Class A (a)	980	14,200
Liberty Media Corp.:
- Capital Series A (a)	45	149
- Entertainment Class A (a)	2,056	24,405
McGraw-Hill Companies, Inc.	1,120	28,000
Meredith Corp.	800	12,912
Scripps Networks Interactive, Inc. Class A	815	22,649
Sirius XM Radio, Inc. (a)	12,500	2,604
		198,271
Multiline Retail - 0.9%
Big Lots, Inc. (a)	1,964	34,409
JCPenney Co., Inc.	600	11,394
Kohl's Corp. (a)	640	20,902
Macy's, Inc.	3,001	22,267
		88,972
Specialty Retail - 3.7%
Abercrombie & Fitch Co. Class A	301	5,818
Aeropostale, Inc. (a)	1,189	17,978
AutoZone, Inc. (a)	580	63,348
Barnes & Noble, Inc.	660	10,415
Bed Bath & Beyond, Inc. (a)	165	3,348
Gamestop Corp. Class A (a)	1,680	36,708
Gap, Inc.	3,300	42,966
RadioShack Corp.	2,420	23,837
Ross Stores, Inc.	1,660	43,990
Sherwin-Williams Co.	940	55,394
Tiffany & Co., Inc.	1,140	22,561
TJX Companies, Inc.	2,880	65,722
		392,085
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc. (a)	690	12,351
Deckers Outdoor Corp. (a)	405	24,154
Hanesbrands, Inc. (a)	585	7,558
VF Corp.	445	23,269
		67,332
TOTAL CONSUMER DISCRETIONARY		1,433,689
CONSUMER STAPLES - 5.9%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	830	36,429
Dr Pepper Snapple Group, Inc. (a)	2,451	39,559
Pepsi Bottling Group, Inc.	1,030	18,633
		94,621
Food & Staples Retailing - 1.0%
BJ's Wholesale Club, Inc. (a)	1,275	45,620
Casey's General Stores, Inc.	1,180	34,987
SUPERVALU, Inc.	2,010	23,939
		104,546
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.0%
Bunge Ltd.	37	$ 1,571
ConAgra Foods, Inc.	100	1,475
Darling International, Inc. (a)	2,600	13,000
Flowers Foods, Inc.	1,480	39,634
H.J. Heinz Co.	2,270	88,167
Hormel Foods Corp.	1,000	26,560
McCormick & Co., Inc. (non-vtg.)	1,220	36,319
Sara Lee Corp.	126	1,157
		207,883
Household Products - 0.6%
Church & Dwight Co., Inc.	1,030	61,223
Energizer Holdings, Inc. (a)	81	3,517
		64,740
Personal Products - 0.5%
Avon Products, Inc.	1,205	25,426
Estee Lauder Companies, Inc. Class A	238	6,640
Herbalife Ltd.	1,350	24,003
		56,069
Tobacco - 0.9%
Lorillard, Inc.	235	14,201
Reynolds American, Inc.	490	20,129
UST, Inc.	800	55,000
		89,330
TOTAL CONSUMER STAPLES		617,189
ENERGY - 6.8%
Energy Equipment & Services - 2.4%
Cameron International Corp. (a)	1,173	24,750
Dresser-Rand Group, Inc. (a)	1,015	16,961
ENSCO International, Inc.	1,470	47,643
FMC Technologies, Inc. (a)	1,000	27,470
Nabors Industries Ltd. (a)	245	3,553
National Oilwell Varco, Inc. (a)	605	17,115
Noble Corp.	2,140	57,331
Patterson-UTI Energy, Inc.	1,100	13,739
Pride International, Inc. (a)	1,046	16,956
Smith International, Inc.	740	21,638
T-3 Energy Services, Inc. (a)	250	3,288
		250,444
Oil, Gas & Consumable Fuels - 4.4%
Arch Coal, Inc.	120	1,846
Cimarex Energy Co.	610	17,306
CONSOL Energy, Inc.	505	14,630
Continental Resources, Inc. (a)	480	9,384
El Paso Corp.	3,150	23,279
Frontline Ltd. (NY Shares)	850	25,109
Hess Corp.	250	13,510
Holly Corp.	370	6,730
Massey Energy Co.	545	8,513

	Shares	Value
McMoRan Exploration Co. (a)	1,665	$ 18,731
Murphy Oil Corp.	1,080	47,574
Noble Energy, Inc.	1,240	64,827
Range Resources Corp.	250	10,368
Southern Union Co.	1,016	13,960
Southwestern Energy Co. (a)	1,000	34,370
Spectra Energy Corp.	3,910	63,577
Stone Energy Corp. (a)	460	7,645
Sunoco, Inc.	790	31,395
W&T Offshore, Inc.	1,390	19,460
Walter Industries, Inc.	650	11,856
Williams Companies, Inc.	760	12,327
		456,397
TOTAL ENERGY		706,841
FINANCIALS - 17.5%
Capital Markets - 2.1%
American Capital Ltd.	1,400	5,936
Ameriprise Financial, Inc.	850	15,691
Knight Capital Group, Inc. Class A (a)	2,100	34,755
Northern Trust Corp.	1,420	65,164
optionsXpress Holdings, Inc.	995	14,020
Raymond James Financial, Inc.	1,015	22,300
T. Rowe Price Group, Inc.	1,000	34,210
TD Ameritrade Holding Corp. (a)	2,490	33,117
		225,193
Commercial Banks - 3.6%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	2,301	29,154
BancorpSouth, Inc.	1,092	24,286
Bank of Hawaii Corp.	877	39,123
Comerica, Inc.	1,105	24,918
Commerce Bancshares, Inc.	580	25,410
Fifth Third Bancorp	2,968	28,374
First Horizon National Corp.	515	5,505
Fulton Financial Corp.	4,090	45,481
Hancock Holding Co.	530	22,848
KeyCorp	1,220	11,444
M&T Bank Corp.	770	49,473
Regions Financial Corp.	4,100	41,779
Sterling Financial Corp., Washington	1,350	7,182
Zions Bancorp	666	21,239
		376,216
Consumer Finance - 0.2%
SLM Corp. (a)	2,065	19,019
Diversified Financial Services - 0.8%
CIT Group, Inc.	1,046	3,494
Interactive Brokers Group, Inc. (a)	1,590	29,002
IntercontinentalExchange, Inc. (a)	310	22,816
The NASDAQ Stock Market, Inc. (a)	1,210	26,015
		81,327
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 5.5%
Allied World Assurance Co. Holdings Ltd.	1,260	$ 44,554
American Financial Group, Inc.	1,860	38,111
Aon Corp.	522	23,647
Arch Capital Group Ltd. (a)	840	56,944
Aspen Insurance Holdings Ltd.	1,200	22,116
Assurant, Inc.	880	19,158
Axis Capital Holdings Ltd.	1,500	37,965
Marsh & McLennan Companies, Inc.	730	18,615
MBIA, Inc.	3,230	18,896
PartnerRe Ltd.	770	53,869
Principal Financial Group, Inc.	153	2,113
Progressive Corp.	1,725	25,910
RenaissanceRe Holdings Ltd.	815	38,411
Torchmark Corp.	1,245	45,007
Transatlantic Holdings, Inc.	760	30,126
Unum Group	3,025	45,073
W.R. Berkley Corp.	1,730	49,184
XL Capital Ltd. Class A	500	2,515
		572,214
Real Estate Investment Trusts - 4.2%
AMB Property Corp. (SBI)	580	9,988
Annaly Capital Management, Inc.	4,866	69,924
Boston Properties, Inc.	780	41,652
Digital Realty Trust, Inc.	750	20,520
Duke Realty LP	980	8,046
Equity Residential (SBI)	300	9,129
Hospitality Properties Trust (SBI)	2,290	26,243
Host Hotels & Resorts, Inc.	2,530	19,026
Kimco Realty Corp.	291	4,118
Liberty Property Trust (SBI)	1,820	34,798
Mid-America Apartment Communities, Inc.	410	15,182
National Retail Properties, Inc.	1,290	17,299
Nationwide Health Properties, Inc.	1,220	27,609
NorthStar Realty Finance Corp.	6,860	23,324
ProLogis Trust	1,365	5,228
Public Storage	250	17,473
Regency Centers Corp.	425	15,134
SL Green Realty Corp.	1,080	20,477
The Macerich Co.	1,130	15,210
Vornado Realty Trust	760	40,622
		441,002
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	500	11,915
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	2,265	41,812
Hudson City Bancorp, Inc.	2,220	37,096
MGIC Investment Corp.	500	1,360

	Shares	Value
New York Community Bancorp, Inc.	1,400	$ 18,270
Sovereign Bancorp, Inc.	3,950	9,757
		108,295
TOTAL FINANCIALS		1,835,181
HEALTH CARE - 10.1%
Biotechnology - 1.1%
Biogen Idec, Inc. (a)	700	29,617
Cubist Pharmaceuticals, Inc. (a)	1,150	28,244
Martek Biosciences	940	26,273
OSI Pharmaceuticals, Inc. (a)	920	34,224
		118,358
Health Care Equipment & Supplies - 2.5%
C.R. Bard, Inc.	670	54,960
DENTSPLY International, Inc.	1,360	35,469
Edwards Lifesciences Corp. (a)	975	48,526
Kinetic Concepts, Inc. (a)	1,175	25,427
Masimo Corp. (a)	570	15,555
St. Jude Medical, Inc. (a)	2,785	78,064
		258,001
Health Care Providers & Services - 3.6%
AMERIGROUP Corp. (a)	1,340	32,910
AmerisourceBergen Corp.	905	28,372
Express Scripts, Inc. (a)	1,560	89,716
Humana, Inc. (a)	1,115	33,706
Laboratory Corp. of America Holdings (a)	1,100	69,696
Lincare Holdings, Inc. (a)	1,485	35,536
Owens & Minor, Inc.	850	35,301
Quest Diagnostics, Inc.	1,175	54,720
		379,957
Life Sciences Tools & Services - 1.1%
Life Technologies Corp. (a)	1,226	31,999
Thermo Fisher Scientific, Inc. (a)	900	32,112
Waters Corp. (a)	1,160	47,827
		111,938
Pharmaceuticals - 1.8%
Allergan, Inc.	600	22,608
Endo Pharmaceuticals Holdings, Inc. (a)	1,280	28,147
Forest Laboratories, Inc. (a)	2,420	58,516
Perrigo Co.	1,320	45,421
Warner Chilcott Ltd. (a)	2,450	32,463
		187,155
TOTAL HEALTH CARE		1,055,409
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.7%
Goodrich Corp.	1,425	47,951
L-3 Communications Holdings, Inc.	1,070	71,872
Precision Castparts Corp.	450	28,215
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	360	$ 12,269
TransDigm Group, Inc. (a)	590	20,945
		181,252
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	900	45,972
Airlines - 0.3%
Southwest Airlines Co.	3,110	26,902
Building Products - 0.4%
Lennox International, Inc.	795	21,974
Masco Corp.	1,590	15,232
		37,206
Commercial Services & Supplies - 1.6%
Allied Waste Industries, Inc. (a)	2,850	30,609
Comfort Systems USA, Inc.	1,805	15,072
Covanta Holding Corp. (a)	1,125	22,444
Deluxe Corp.	1,070	11,256
Herman Miller, Inc.	1,390	20,447
Pitney Bowes, Inc.	1,700	42,007
R.R. Donnelley & Sons Co.	1,980	25,265
		167,100
Construction & Engineering - 1.4%
EMCOR Group, Inc. (a)	1,970	31,067
Fluor Corp.	1,330	60,568
Foster Wheeler Ltd. (a)	1,180	26,267
Jacobs Engineering Group, Inc. (a)	111	4,969
KBR, Inc.	579	7,973
Perini Corp. (a)	745	14,267
		145,111
Electrical Equipment - 1.3%
Acuity Brands, Inc.	900	24,264
Cooper Industries Ltd. Class A	1,490	35,969
Hubbell, Inc. Class B	670	20,033
Roper Industries, Inc.	870	39,820
Thomas & Betts Corp. (a)	990	18,800
		138,886
Industrial Conglomerates - 0.1%
McDermott International, Inc. (a)	1,180	11,505
Machinery - 2.3%
AGCO Corp. (a)	1,170	28,805
Cummins, Inc.	390	9,976
Dover Corp.	1,660	49,518
Eaton Corp.	820	37,999
Flowserve Corp.	568	28,587
Gardner Denver, Inc. (a)	790	19,553
ITT Corp.	105	4,395
John Bean Technologies Corp.	171	1,493
Manitowoc Co., Inc.	1,780	14,026
Parker Hannifin Corp.	1,200	49,296
		243,648

	Shares	Value
Professional Services - 0.4%
FTI Consulting, Inc. (a)	400	$ 21,936
Manpower, Inc.	626	19,706
		41,642
Road & Rail - 0.4%
Arkansas Best Corp.	440	11,682
CSX Corp.	920	34,261
		45,943
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	500	35,285
TOTAL INDUSTRIALS		1,120,452
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 1.3%
ADC Telecommunications, Inc. (a)	920	6,541
Foundry Networks, Inc. (a)	1,296	20,075
Harris Corp.	1,280	44,646
Juniper Networks, Inc. (a)	3,745	65,088
		136,350
Computers & Peripherals - 1.3%
Lexmark International, Inc. Class A (a)	2,050	53,669
NetApp, Inc. (a)	3,150	42,525
Seagate Technology	2,030	8,546
Teradata Corp. (a)	1,450	19,474
Western Digital Corp. (a)	985	12,017
		136,231
Electronic Equipment & Components - 0.8%
Agilent Technologies, Inc. (a)	1,945	36,624
Arrow Electronics, Inc. (a)	850	11,730
Mettler-Toledo International, Inc. (a)	355	29,199
		77,553
Internet Software & Services - 0.2%
IAC/InterActiveCorp (a)	1,350	19,967
IT Services - 2.7%
Affiliated Computer Services, Inc. Class A (a)	800	32,360
Alliance Data Systems Corp. (a)	1,025	44,393
Computer Sciences Corp. (a)	1,075	29,950
Fiserv, Inc. (a)	825	28,166
Hewitt Associates, Inc. Class A (a)	1,645	47,014
MasterCard, Inc. Class A	135	19,616
Metavante Holding Co. (a)	3,135	54,141
Paychex, Inc.	90	2,543
SAIC, Inc. (a)	1,330	23,674
		281,857
Office Electronics - 0.3%
Xerox Corp.	4,190	29,288
Semiconductors & Semiconductor Equipment - 2.9%
Altera Corp.	3,170	46,631
Amkor Technology, Inc. (a)	3,960	8,712
Broadcom Corp. Class A (a)	3,240	49,604
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)	2,815	$ 14,554
Linear Technology Corp.	1,845	36,808
LSI Corp. (a)	7,719	20,687
Marvell Technology Group Ltd. (a)	1,990	11,542
MEMC Electronic Materials, Inc. (a)	570	8,561
Microchip Technology, Inc.	1,950	36,075
National Semiconductor Corp.	2,635	28,985
NVIDIA Corp. (a)	2,410	18,003
Xilinx, Inc.	1,620	26,503
		306,665
Software - 3.4%
Autodesk, Inc. (a)	1,849	30,675
BMC Software, Inc. (a)	2,065	51,542
CA, Inc.	3,880	65,339
Cadence Design Systems, Inc. (a)	3,640	14,050
Compuware Corp. (a)	5,700	36,195
Electronic Arts, Inc. (a)	167	3,183
Intuit, Inc. (a)	1,810	40,110
Jack Henry & Associates, Inc.	1,395	25,682
Net 1 UEPS Technologies, Inc. (a)	1,652	16,850
Salesforce.com, Inc. (a)	550	15,741
Sybase, Inc. (a)	1,060	26,118
Synopsys, Inc. (a)	1,960	31,419
		356,904
TOTAL INFORMATION TECHNOLOGY		1,344,815
MATERIALS - 4.5%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	265	12,656
Airgas, Inc.	870	31,103
Celanese Corp. Class A	1,150	13,283
Eastman Chemical Co.	707	23,260
FMC Corp.	960	41,952
Lubrizol Corp.	910	31,959
PPG Industries, Inc.	20	878
RPM International, Inc.	2,820	33,812
Sigma Aldrich Corp.	1,130	48,714
Terra Industries, Inc.	1,350	19,859
		257,476
Containers & Packaging - 1.2%
Ball Corp.	205	7,472
Greif, Inc. Class A	650	21,548
Owens-Illinois, Inc. (a)	1,710	34,576
Rock-Tenn Co. Class A	860	29,042
Sonoco Products Co.	1,226	30,773
Temple-Inland, Inc.	1,100	3,476
		126,887

	Shares	Value
Metals & Mining - 0.5%
AK Steel Holding Corp.	915	$ 7,210
Carpenter Technology Corp.	292	4,865
Compass Minerals International, Inc.	275	15,397
Reliance Steel & Aluminum Co.	805	16,599
Steel Dynamics, Inc.	530	4,378
United States Steel Corp.	190	5,776
		54,225
Paper & Forest Products - 0.3%
Domtar Corp. (a)	4,000	5,600
International Paper Co.	1,000	12,450
Weyerhaeuser Co.	425	15,989
		34,039
TOTAL MATERIALS		472,627
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.7%
CenturyTel, Inc.	1,930	51,261
Cincinnati Bell, Inc. (a)	11,315	19,575
Embarq Corp.	275	8,976
Qwest Communications International, Inc.	14,070	45,024
Windstream Corp.	6,420	56,881
		181,717
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	2,555	69,598
Crown Castle International Corp. (a)	1,780	25,045
Telephone & Data Systems, Inc.	690	22,391
U.S. Cellular Corp. (a)	405	15,969
		133,003
TOTAL TELECOMMUNICATION SERVICES		314,720
UTILITIES - 9.6%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	1,960	61,328
DPL, Inc.	1,977	41,161
Edison International	1,990	66,466
Northeast Utilities	221	5,149
NV Energy, Inc.	2,700	25,596
Pepco Holdings, Inc.	1,720	30,943
PPL Corp.	635	21,520
Progress Energy, Inc.	290	11,510
		263,673
Gas Utilities - 0.5%
Energen Corp.	840	25,872
National Fuel Gas Co. New Jersey	760	24,723
Questar Corp.	200	6,438
		57,033
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	955	7,344
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.	630	$ 15,416
Mirant Corp. (a)	1,300	22,386
NRG Energy, Inc. (a)	1,870	44,300
		89,446
Multi-Utilities - 5.7%
Alliant Energy Corp.	1,790	57,047
Ameren Corp.	1,395	49,634
CenterPoint Energy, Inc.	3,940	50,944
CMS Energy Corp.	1,640	16,662
Consolidated Edison, Inc.	1,320	53,315
DTE Energy Co.	1,525	56,715
MDU Resources Group, Inc.	1,875	38,119
PG&E Corp.	500	19,020
SCANA Corp.	1,635	56,816
Sempra Energy	1,870	87,273
TECO Energy, Inc.	2,975	38,675
Vectren Corp.	720	20,275
Xcel Energy, Inc.	2,750	51,728
		596,223
TOTAL UTILITIES		1,006,375
TOTAL COMMON STOCKS (Cost $14,866,270)		9,907,298
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.68% to 1.5% 12/26/08 to 4/9/09 (b) (Cost $59,811)	$ 60,000	59,975
Money Market Funds - 3.8%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 1.85% (c) (Cost $399,858)	399,858	$ 399,858
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $15,325,939)	10,367,131
NET OTHER ASSETS - 0.9%	88,946
NET ASSETS - 100%	$ 10,456,077
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
10 CME E-mini S&P MidCap 400 Index Contracts	Dec. 2008	$ 514,000	$ 32,360
The face value of futures purchased as a percentage of net assets - 4.9%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,975.
(c) The rate quoted is the annualized seven-day yield at period end.
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,367,131	$ 10,307,156	$ 59,975	$ -
Other Financial Instruments*	$ 32,360	$ 32,360	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $15,333,525. Net unrealized depreciation aggregated $4,966,394, of which $183,725 related to appreciated investment securities and $5,150,119 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap
Enhanced Index Fund

November 30, 2008

1.870937.100

SCE-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 1.1%
ATC Technology Corp. (a)	12,270	$ 212,148
Cooper Tire & Rubber Co.	2,445	11,712
Drew Industries, Inc. (a)	10,570	148,614
Fuel Systems Solutions, Inc. (a)	6,780	234,520
Lear Corp. (a)	2,071	4,908
Stoneridge, Inc. (a)	24,100	111,101
Superior Industries International, Inc.	1,330	16,266
		739,269
Diversified Consumer Services - 1.5%
American Public Education, Inc.	4,950	195,822
DeVry, Inc.	4,526	260,154
Jackson Hewitt Tax Service, Inc.	9,550	122,909
Sotheby's Class A (ltd. vtg.)	4,490	44,631
Stewart Enterprises, Inc. Class A	27,955	89,176
Strayer Education, Inc.	1,130	270,759
		983,451
Hotels, Restaurants & Leisure - 1.6%
Bally Technologies, Inc. (a)	12,135	224,133
Bob Evans Farms, Inc.	12,780	214,321
Buffalo Wild Wings, Inc. (a)	5,680	130,413
Denny's Corp. (a)	85,070	158,230
Jack in the Box, Inc. (a)	2,625	45,938
Papa John's International, Inc. (a)	12,840	227,525
Speedway Motorsports, Inc.	996	13,775
		1,014,335
Household Durables - 0.4%
Furniture Brands International, Inc.	19,900	64,874
Tupperware Brands Corp.	6,010	118,217
Universal Electronics, Inc. (a)	5,415	89,889
		272,980
Internet & Catalog Retail - 0.7%
Netflix, Inc. (a)	13,085	300,693
NutriSystem, Inc.	9,220	129,172
		429,865
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	3,600	98,280
Media - 1.0%
Belo Corp. Series A	14,750	28,468
Cox Radio, Inc. Class A (a)	8,711	50,524
Interactive Data Corp.	13,810	319,840
LIN TV Corp. Class A (a)	21,720	32,146
Marvel Entertainment, Inc. (a)	6,215	183,032
Sinclair Broadcast Group, Inc. Class A	17,100	54,036
		668,046
Specialty Retail - 2.3%
Aeropostale, Inc. (a)	13,730	207,598
Christopher & Banks Corp.	2,566	8,647
Dress Barn, Inc. (a)	15,020	117,607
Finish Line, Inc. Class A	28,100	149,211

	Shares	Value
Genesco, Inc. (a)	13,170	$ 177,268
Gymboree Corp. (a)	8,460	212,769
Jo-Ann Stores, Inc. (a)	13,615	188,976
Midas, Inc. (a)	8,790	72,781
The Buckle, Inc.	4,405	83,078
Wet Seal, Inc. Class A (a)	83,040	233,342
		1,451,277
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (a)	2,810	167,588
Fossil, Inc. (a)	8,535	129,732
Maidenform Brands, Inc. (a)	14,075	130,335
Perry Ellis International, Inc. (a)	11,000	59,620
Quiksilver, Inc. (a)	13,518	18,925
		506,200
TOTAL CONSUMER DISCRETIONARY		6,163,703
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	13,700	406,205
Nash-Finch Co.	7,040	315,814
		722,019
Food Products - 2.2%
American Dairy, Inc. (a)	8,000	136,160
Darling International, Inc. (a)	26,330	131,650
Flowers Foods, Inc.	15,390	412,144
Ralcorp Holdings, Inc. (a)	8,355	522,689
TreeHouse Foods, Inc. (a)	7,700	183,183
		1,385,826
Personal Products - 0.8%
Chattem, Inc. (a)	4,755	345,070
Prestige Brands Holdings, Inc. (a)	20,890	163,360
		508,430
TOTAL CONSUMER STAPLES		2,616,275
ENERGY - 3.9%
Energy Equipment & Services - 1.2%
Complete Production Services, Inc. (a)	3,805	31,163
Grey Wolf, Inc. (a)	33,551	183,859
Gulfmark Offshore, Inc. (a)	6,000	169,800
IHS, Inc. Class A (a)	3,280	119,031
Newpark Resources, Inc. (a)	26,785	123,211
Oil States International, Inc. (a)	1,384	29,645
T-3 Energy Services, Inc. (a)	1,510	19,857
Trico Marine Services, Inc. (a)	7,025	26,836
Willbros Group, Inc. (a)	7,600	62,852
		766,254
Oil, Gas & Consumable Fuels - 2.7%
Abraxas Petroleum Corp. (a)	8,790	10,900
Berry Petroleum Co. Class A	6,710	78,574
Callon Petroleum Co. (a)	5,600	13,720
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc. (a)	11,220	$ 264,680
Endeavor International Corp. (a)	38,930	24,526
Gasco Energy, Inc. (a)	9,134	5,662
Gran Tierra Energy, Inc. (a)	35,593	97,169
Mariner Energy, Inc. (a)	2,810	30,882
McMoRan Exploration Co. (a)	23,700	266,625
Nordic American Tanker Shipping Ltd.	11,270	329,422
Penn Virginia Corp.	5,560	166,967
Stone Energy Corp. (a)	8,695	144,511
Swift Energy Co. (a)	3,449	73,705
Teekay Tankers Ltd.	20,400	222,768
Whiting Petroleum Corp. (a)	609	23,325
		1,753,436
TOTAL ENERGY		2,519,690
FINANCIALS - 21.3%
Capital Markets - 2.4%
Apollo Investment Corp.	160	1,358
BlackRock Kelso Capital Corp.	18,060	185,115
Hercules Technology Growth Capital, Inc.	23,400	150,930
Knight Capital Group, Inc. Class A (a)	20,600	340,930
MCG Capital Corp.	1,164	861
MVC Capital, Inc.	12,060	133,987
optionsXpress Holdings, Inc.	15,245	214,802
Patriot Capital Funding, Inc.	10,690	36,025
PennantPark Investment Corp.	22,120	65,254
Penson Worldwide, Inc. (a)	14,880	98,208
Prospect Capital Corp.	26,000	328,120
Waddell & Reed Financial, Inc. Class A	1,351	18,157
		1,573,747
Commercial Banks - 8.1%
City Bank Lynnwood, Washington	933	6,148
Columbia Banking Systems, Inc.	10,420	104,721
Community Bank System, Inc.	12,930	298,166
Community Trust Bancorp, Inc.	133	4,342
First Bancorp, Puerto Rico	27,400	299,756
First Financial Bancorp, Ohio	10,610	132,625
First Financial Bankshares, Inc.	6,020	314,545
Glacier Bancorp, Inc.	11,640	206,959
Green Bankshares, Inc.	4,624	75,417
Home Bancshares, Inc.	9,005	237,912
Lakeland Financial Corp.	5,755	127,703
MainSource Financial Group, Inc.	9,615	149,898
National Penn Bancshares, Inc.	22,705	349,203
Old Second Bancorp, Inc.	8,090	121,188
Oriental Financial Group, Inc.	19,160	120,325
Pacific Capital Bancorp	18,700	295,460

	Shares	Value
Pennsylvania Communication Bancorp, Inc. (a)	5,980	$ 163,254
Renasant Corp.	8,100	156,735
S&T Bancorp, Inc.	10,280	349,417
Sandy Spring Bancorp, Inc.	4,980	97,459
Santander Bancorp	20,900	206,492
Smithtown Bancorp, Inc.	7,940	158,482
Suffolk Bancorp	7,380	244,278
SVB Financial Group (a)	3,970	158,999
Tompkins Financial Corp.	5,300	291,235
UMB Financial Corp.	5,050	241,441
Virginia Commerce Bancorp, Inc.	9,900	42,966
WesBanco, Inc.	9,885	255,330
		5,210,456
Consumer Finance - 0.3%
Dollar Financial Corp. (a)	10,925	82,812
EZCORP, Inc. (non-vtg.) Class A (a)	8,380	138,186
		220,998
Diversified Financial Services - 0.2%
Encore Capital Group, Inc. (a)	14,115	118,001
Insurance - 3.8%
Amerisafe, Inc. (a)	19,180	310,716
Aspen Insurance Holdings Ltd.	9,580	176,559
Assured Guaranty Ltd.	15,990	179,728
FBL Financial Group, Inc. Class A	2,780	31,609
Harleysville Group, Inc.	6,180	232,862
IPC Holdings Ltd.	6,850	191,800
Maiden Holdings Ltd.	49,025	203,454
Max Capital Group Ltd.	2,420	27,975
Navigators Group, Inc. (a)	5,850	317,655
Platinum Underwriters Holdings Ltd.	8,500	261,205
RLI Corp.	5,055	294,808
SeaBright Insurance Holdings, Inc. (a)	18,080	190,925
		2,419,296
Real Estate Investment Trusts - 4.5%
Alexandria Real Estate Equities, Inc.	1,120	49,594
Ashford Hospitality Trust, Inc.	32,615	50,879
BioMed Realty Trust, Inc.	15,310	142,689
Capstead Mortgage Corp.	25,560	268,124
Digital Realty Trust, Inc.	3,350	91,656
Extra Space Storage, Inc.	20,930	185,231
First Industrial Realty Trust, Inc.	728	6,297
Highwoods Properties, Inc. (SBI)	10,600	253,128
Home Properties, Inc.	3,000	117,000
LaSalle Hotel Properties (SBI)	9,520	83,966
Lexington Corporate Properties Trust	22,120	107,282
Mission West Properties, Inc.	7,270	54,816
National Retail Properties, Inc.	16,085	215,700
Nationwide Health Properties, Inc.	7,000	158,410
NorthStar Realty Finance Corp.	35,610	121,074
Omega Healthcare Investors, Inc.	21,000	278,040
Parkway Properties, Inc.	5,420	74,091
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pennsylvania Real Estate Investment Trust (SBI)	9,000	$ 40,500
PS Business Parks, Inc.	3,800	181,108
Realty Income Corp.	11,950	241,271
Senior Housing Properties Trust (SBI)	3,741	52,112
Sunstone Hotel Investors, Inc.	23,800	113,526
		2,886,494
Thrifts & Mortgage Finance - 2.0%
First Niagara Financial Group, Inc.	18,740	290,657
Flushing Financial Corp.	3,130	42,756
Northwest Bancorp, Inc.	5,680	121,722
Ocwen Financial Corp. (a)	35,350	288,103
Provident Financial Services, Inc.	18,580	278,514
United Financial Bancorp, Inc.	8,755	115,391
WSFS Financial Corp.	3,475	152,066
		1,289,209
TOTAL FINANCIALS		13,718,201
HEALTH CARE - 14.2%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	2,110	71,023
Alnylam Pharmaceuticals, Inc. (a)	13,450	245,194
ARIAD Pharmaceuticals, Inc. (a)	87,160	115,923
Cubist Pharmaceuticals, Inc. (a)	9,500	233,320
GTx, Inc. (a)	4,500	66,465
Isis Pharmaceuticals, Inc. (a)	22,870	262,319
Martek Biosciences	7,455	208,367
Medarex, Inc. (a)	3,600	18,180
Momenta Pharmaceuticals, Inc. (a)	10,500	93,450
ONYX Pharmaceuticals, Inc. (a)	789	22,171
OSI Pharmaceuticals, Inc. (a)	9,580	356,376
Regeneron Pharmaceuticals, Inc. (a)	8,935	138,135
Seattle Genetics, Inc. (a)	5,660	49,016
Synta Pharmaceuticals Corp. (a)	22,275	118,058
Targacept, Inc. (a)	4,766	11,677
Theravance, Inc. (a)	1,250	8,350
		2,018,024
Health Care Equipment & Supplies - 3.7%
American Medical Systems Holdings, Inc. (a)	17,060	150,128
Cardiac Science Corp. (a)	22,200	144,966
CONMED Corp. (a)	5,890	138,474
Cryolife, Inc. (a)	17,500	159,250
Invacare Corp.	12,640	186,819
Masimo Corp. (a)	10,860	296,369
Meridian Bioscience, Inc.	12,720	303,118
Merit Medical Systems, Inc. (a)	15,500	224,905
Quidel Corp. (a)	15,640	213,173

	Shares	Value
Somanetics Corp. (a)	14,440	$ 253,278
Steris Corp.	10,620	293,643
		2,364,123
Health Care Providers & Services - 5.2%
Amedisys, Inc. (a)	4,740	184,339
AMERIGROUP Corp. (a)	5,645	138,641
AMN Healthcare Services, Inc. (a)	21,915	195,482
AmSurg Corp. (a)	7,545	150,372
Centene Corp. (a)	15,180	280,830
Chemed Corp.	8,290	337,900
Cross Country Healthcare, Inc. (a)	14,500	126,295
Hanger Orthopedic Group, Inc. (a)	9,840	157,932
HealthSouth Corp. (a)	30,620	301,301
Magellan Health Services, Inc. (a)	5,520	181,332
Medcath Corp. (a)	3,420	25,240
Molina Healthcare, Inc. (a)	12,960	307,022
NightHawk Radiology Holdings, Inc. (a)	12,100	35,090
Owens & Minor, Inc.	10,780	447,693
PharMerica Corp. (a)	15,350	255,117
RehabCare Group, Inc. (a)	14,200	206,610
		3,331,196
Life Sciences Tools & Services - 0.7%
Albany Molecular Research, Inc. (a)	4,370	41,471
Bio-Rad Laboratories, Inc. Class A (a)	2,460	182,434
Dionex Corp. (a)	3,725	191,055
eResearchTechnology, Inc. (a)	7,410	41,792
Kendle International, Inc. (a)	1,037	21,227
		477,979
Pharmaceuticals - 1.5%
Adolor Corp. (a)	24,210	45,757
DepoMed, Inc. (a)	62,330	96,612
Medicines Co. (a)	9,180	118,330
Medicis Pharmaceutical Corp. Class A	10,500	128,415
Noven Pharmaceuticals, Inc. (a)	13,850	158,583
Pain Therapeutics, Inc. (a)	15,610	137,056
ViroPharma, Inc. (a)	21,715	245,380
XenoPort, Inc. (a)	75	2,358
		932,491
TOTAL HEALTH CARE		9,123,813
INDUSTRIALS - 15.0%
Aerospace & Defense - 2.3%
Ceradyne, Inc. (a)	1,043	27,389
Cubic Corp.	11,285	298,375
Curtiss-Wright Corp.	872	29,125
Esterline Technologies Corp. (a)	9,670	356,920
Hexcel Corp. (a)	4,705	35,288
Teledyne Technologies, Inc. (a)	7,920	321,710
TransDigm Group, Inc. (a)	10,980	389,790
		1,458,597
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	2,321	$ 35,511
Hub Group, Inc. Class A (a)	10,470	279,549
Pacer International, Inc.	15,880	153,877
		468,937
Airlines - 0.3%
SkyWest, Inc.	13,040	198,208
Building Products - 0.7%
Gibraltar Industries, Inc.	18,520	238,908
Insteel Industries, Inc.	20,550	200,568
		439,476
Commercial Services & Supplies - 1.1%
Cenveo, Inc. (a)	37,950	142,692
Comfort Systems USA, Inc.	24,540	204,909
Deluxe Corp.	12,300	129,396
Knoll, Inc.	17,180	185,029
Waste Connections, Inc. (a)	1,700	47,991
		710,017
Construction & Engineering - 1.0%
EMCOR Group, Inc. (a)	19,260	303,730
MasTec, Inc. (a)	22,210	142,366
Perini Corp. (a)	8,970	171,776
		617,872
Electrical Equipment - 2.1%
Acuity Brands, Inc.	5,510	148,550
Belden, Inc.	7,025	122,376
Brady Corp. Class A	9,525	196,691
Encore Wire Corp.	7,614	129,133
GrafTech International Ltd. (a)	27,570	184,443
II-VI, Inc. (a)	7,760	156,131
Regal-Beloit Corp.	5,260	176,946
Woodward Governor Co.	12,280	260,827
		1,375,097
Machinery - 3.1%
Actuant Corp. Class A	9,470	169,892
CIRCOR International, Inc.	8,785	191,777
Columbus McKinnon Corp. (NY Shares) (a)	13,670	160,212
Gorman-Rupp Co.	1,460	40,296
Graham Corp.	8,385	76,304
Middleby Corp. (a)	4,380	141,781
Nordson Corp.	5,930	192,429
Robbins & Myers, Inc.	12,020	270,450
TriMas Corp. (a)	15,390	27,086
Valmont Industries, Inc.	1,730	95,669
Wabtec Corp.	9,400	362,746
Watts Water Technologies, Inc. Class A	9,300	209,250
Xerium Technologies, Inc.	30,370	36,140
		1,974,032

	Shares	Value
Professional Services - 2.2%
Administaff, Inc.	3,710	$ 63,367
Comsys IT Partners, Inc. (a)	9,720	31,007
CoStar Group, Inc. (a)	4,650	151,683
Heidrick & Struggles International, Inc.	7,490	155,043
Korn/Ferry International (a)	6,690	82,354
MPS Group, Inc. (a)	16,450	108,899
Navigant Consulting, Inc. (a)	14,600	276,086
On Assignment, Inc. (a)	36,780	211,485
Watson Wyatt Worldwide, Inc. Class A	8,790	354,413
		1,434,337
Road & Rail - 0.7%
Arkansas Best Corp.	8,430	223,817
Werner Enterprises, Inc.	14,780	256,876
		480,693
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	10,680	203,561
Beacon Roofing Supply, Inc. (a)	24,795	293,077
		496,638
TOTAL INDUSTRIALS		9,653,904
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 3.0%
3Com Corp. (a)	127,220	255,712
Adtran, Inc.	13,625	193,475
BigBand Networks, Inc. (a)	58,935	214,523
Blue Coat Systems, Inc. (a)	12,710	112,992
Emulex Corp. (a)	24,020	171,263
Foundry Networks, Inc. (a)	19,350	299,732
Infinera Corp. (a)	7,040	68,710
NETGEAR, Inc. (a)	1,849	22,373
Polycom, Inc. (a)	13,440	253,075
Tekelec (a)	23,780	291,305
ViaSat, Inc. (a)	1,280	27,430
		1,910,590
Computers & Peripherals - 0.6%
Electronics for Imaging, Inc. (a)	12,260	119,780
Intevac, Inc. (a)	542	2,677
Isilon Systems, Inc. (a)	20,030	65,298
Novatel Wireless, Inc. (a)	22,230	85,141
Rackable Systems, Inc. (a)	26,270	104,817
		377,713
Electronic Equipment & Components - 1.0%
Anixter International, Inc. (a)	4,425	121,245
Checkpoint Systems, Inc. (a)	13,970	161,493
CTS Corp.	14,340	79,300
Insight Enterprises, Inc. (a)	20,661	84,090
Mercury Computer Systems, Inc. (a)	19,120	52,389
Sanmina-SCI Corp. (a)	62,575	40,048
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Technitrol, Inc.	8,455	$ 29,593
TTM Technologies, Inc. (a)	7,500	38,325
		606,483
Internet Software & Services - 1.8%
Chordiant Software, Inc. (a)	9,561	26,293
EarthLink, Inc. (a)	45,585	303,596
InfoSpace, Inc.	24,925	194,664
Interwoven, Inc. (a)	15,980	207,900
j2 Global Communications, Inc. (a)	880	17,178
LoopNet, Inc. (a)	14,310	91,870
NIC, Inc.	4,225	19,562
SonicWALL, Inc. (a)	5,448	21,356
United Online, Inc.	30,440	201,817
Vignette Corp. (a)	10,348	90,028
		1,174,264
IT Services - 1.4%
Acxiom Corp.	25,960	194,960
CSG Systems International, Inc. (a)	8,820	148,529
Global Cash Access Holdings, Inc. (a)	9,631	29,760
Maximus, Inc.	6,415	201,431
SAIC, Inc. (a)	12,840	228,552
Sapient Corp. (a)	19,700	77,618
		880,850
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc. (a)	3,500	27,230
Amkor Technology, Inc. (a)	41,610	91,542
Applied Micro Circuits Corp. (a)	23,700	87,690
Atheros Communications, Inc. (a)	14,350	209,510
MKS Instruments, Inc. (a)	11,560	165,424
ON Semiconductor Corp. (a)	19,330	56,444
PMC-Sierra, Inc. (a)	21,615	86,676
Silicon Image, Inc. (a)	49,500	187,110
Skyworks Solutions, Inc. (a)	46,405	250,123
TriQuint Semiconductor, Inc. (a)	54,800	141,384
Ultratech, Inc. (a)	8,195	102,847
Veeco Instruments, Inc. (a)	16,500	97,845
		1,503,825
Software - 3.9%
Ansys, Inc. (a)	4,940	142,568
Jack Henry & Associates, Inc.	15,460	284,619
JDA Software Group, Inc. (a)	24,195	318,890
Macrovision Solutions Corp. (a)	1,380	16,229
Manhattan Associates, Inc. (a)	9,110	139,839
MICROS Systems, Inc. (a)	3,750	62,438
MicroStrategy, Inc. Class A (a)	1,710	61,013
Net 1 UEPS Technologies, Inc. (a)	9,200	93,840
Parametric Technology Corp. (a)	16,285	188,255
Quest Software, Inc. (a)	7,640	101,994
Solera Holdings, Inc. (a)	15,850	310,185

	Shares	Value
SPSS, Inc. (a)	8,800	$ 215,072
Sybase, Inc. (a)	16,200	399,168
TIBCO Software, Inc. (a)	7,408	35,855
Vasco Data Security International, Inc. (a)	15,230	159,001
		2,528,966
TOTAL INFORMATION TECHNOLOGY		8,982,691
MATERIALS - 4.1%
Chemicals - 0.8%
Ashland, Inc.	1,073	10,247
H.B. Fuller Co.	15,335	272,043
Innophos Holdings, Inc.	10,700	176,336
Innospec, Inc.	6,410	36,922
PolyOne Corp. (a)	9,198	26,030
W.R. Grace & Co. (a)	410	2,103
		523,681
Containers & Packaging - 1.2%
Rock-Tenn Co. Class A	12,490	421,787
Silgan Holdings, Inc.	8,130	367,801
		789,588
Metals & Mining - 1.4%
Compass Minerals International, Inc.	8,120	454,639
Universal Stainless & Alloy Products, Inc. (a)	8,310	101,382
Worthington Industries, Inc.	23,780	315,798
		871,819
Paper & Forest Products - 0.7%
Buckeye Technologies, Inc. (a)	35,450	159,880
Glatfelter	25,230	240,190
Mercer International, Inc. (SBI) (a)	12,630	29,049
		429,119
TOTAL MATERIALS		2,614,207
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
Cincinnati Bell, Inc. (a)	115,670	200,109
Consolidated Communications Holdings, Inc.	15,600	158,808
Iowa Telecommunication Services, Inc.	15,160	231,796
NTELOS Holdings Corp.	13,030	289,396
		880,109
Wireless Telecommunication Services - 0.6%
Syniverse Holdings, Inc. (a)	18,815	183,823
USA Mobility, Inc.	16,900	184,210
		368,033
TOTAL TELECOMMUNICATION SERVICES		1,248,142
Common Stocks - continued
	Shares	Value
UTILITIES - 3.5%
Electric Utilities - 1.1%
Central Vermont Public Service Corp.	2,880	$ 54,403
El Paso Electric Co. (a)	16,700	300,934
Portland General Electric Co.	15,760	288,566
Westar Energy, Inc.	3,320	67,164
		711,067
Gas Utilities - 1.4%
New Jersey Resources Corp.	4,310	173,090
Northwest Natural Gas Co.	6,070	303,197
Southwest Gas Corp.	3,515	91,039
WGL Holdings, Inc.	10,400	375,440
		942,766
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	5,005	129,179
Multi-Utilities - 0.3%
Avista Corp.	10,465	184,917
Water Utilities - 0.5%
American States Water Co.	8,640	302,659
TOTAL UTILITIES		2,270,588
TOTAL COMMON STOCKS (Cost $76,083,769)		58,911,214
Investment Companies - 1.1%

iShares Russell 2000 Index ETF (Cost $929,730)	14,900	703,420
U.S. Treasury Obligations - 0.8%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.25% to 1.5% 12/26/08 to 6/4/09 (b) (Cost $543,228)	$ 545,000	544,744
Money Market Funds - 6.4%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 1.85% (c) (Cost $4,113,779)	4,113,779	$ 4,113,779
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $81,670,506)	64,273,157
NET OTHER ASSETS - 0.1%	73,336
NET ASSETS - 100%	$ 64,346,493
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
96 Russell 2000 Index Contracts	Dec. 2008	$ 4,537,920	$ (411,197)
The face value of futures purchased as a percentage of net assets - 7.1%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $544,744.
(c) The rate quoted is the annualized seven-day yield at period end.
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 64,273,157	$ 63,728,413	$ 544,744	$ -
Other Financial Instruments*	$ (411,197)	$ (411,197)	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $81,703,863. Net unrealized depreciation aggregated $17,430,706, of which $1,427,848 related to appreciated investment securities and $18,858,554 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 29, 2009
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	January 29, 2009